UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-07123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/16

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR Form will be filed for those series, as appropriate.

Advantage Funds, Inc.

            Dreyfus Global Dynamic Bond Fund

            Dreyfus Global Real Return Fund

            Dreyfus Total Emerging Markets Fund

            Dynamic Total Return Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Global Dynamic Bond Fund

SEMIANNUAL REPORT April 30, 2016

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

FOR MORE INFORMATION

Back Cover

Dreyfus Global Dynamic Bond Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Dynamic Bond Fund, covering the six-month period from November 1, 2015 through April 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery remained intact over the reporting period. Steady job growth, declining unemployment claims, improved consumer confidence, and higher housing prices supported an economic expansion that so far has lasted nearly seven years. These factors, along with low inflation, prompted the Federal Reserve Board in December 2015 to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to stagnate despite historically aggressive monetary policies, including negative short-term interest rates in Europe and Japan. Global growth has been hampered by weak demand, volatile commodity prices, the lingering effects of various financial crises, unfavorable demographic trends, and low productivity growth. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied strongly to post positive total returns, on average, for the reporting period overall.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist over the foreseeable future until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 16, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2015, through April 30, 2016, as provided by Paul Brain, Howard Cunningham, and Jonathan Day, Portfolio Managers of Newton Capital Management Limited, Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended April 30, 2016, Dreyfus Global Dynamic Bond Fund’s Class A shares produced a total return of 0.98%, Class C shares returned 0.61%, Class I shares returned 1.04%, and Class Y shares returned 1.07%.1 In comparison, the fund’s benchmark, the Citi 1 Month US Treasury Bill Index, produced a total return of 0.07% for the same period.2

Higher quality global bonds generally gained value over the reporting period as interest rates fell in most major markets. The fund further benefited from timely shifts in its interest-rate and asset allocation strategies.

The Fund’s Investment Approach

The fund seeks total return (consisting of income and capital appreciation). To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds and other instruments that provide investment exposure to global bond markets, including developed and emerging capital markets. We employ a dynamic, benchmark unconstrained approach in allocating the fund’s assets globally, among government bonds, emerging market sovereign debt, investment grade and high yield corporate instruments, and currencies. We combine a top-down approach, emphasizing global economic trends and current investment themes, with bottom-up security selection based on fundamental research to allocate the fund’s investments. In choosing investments, we consider key trends in global economic variables, investment themes, relative valuations of debt securities and cash, long-term trends in currency movements, and company fundamentals.

Global Bonds Rebounded as Interest Rates Declined

Global bond markets proved volatile early in the reporting period in an environment characterized by choppy global growth and accommodative monetary policies from most central banks. However, aggressively accommodative monetary policies failed to boost global economic activity as much as policymakers hoped. Investor sentiment was further undermined at the time by higher short-term interest rates in the United States, a strong U.S. dollar against most other currencies, and economic and financial instability in China.

A “flight to quality” ensued in late 2015 and early 2016, producing selling pressure among high yield bonds and emerging-markets debt securities. Meanwhile, investment-grade corporate bonds from energy and materials producers were undermined by low commodity prices. In contrast, demand was strong for higher quality sovereign bonds.

Market sentiment improved in the spring when commodity prices began to rebound and investors’ worst economic fears failed to materialize. Risker securities that had been particularly hard-hit during the downturn led a market rally that persisted through the reporting period’s end.

Several Strategies Supported Fund Performance

The fund generally navigated this tumultuous environment effectively. A bias towards high-quality government and corporate bonds helped to limit losses when investors became risk-averse in late 2015 and early 2016. In addition, selective exposure to short-dated emerging market

3

DISCUSSION OF FUND PERFORMANCE (continued)

sovereign bonds produced positive returns, as did investment-grade credit holdings biased away from long-dated securities from the industrials sector.

When investor sentiment improved over the reporting period’s second half, the fund benefited from a modest increase in interest-rate and credit risk. We increased the fund’s average duration toward the end of the reporting period, primarily through investments in long-term U.S. Treasuries and diversification into Treasury Inflation Protected Securities (“TIPS”). The timely addition of interest-rate risk in Latin America and other emerging markets proved especially constructive. Meanwhile, a modest increase in exposure to high yield corporate bonds and a bias towards European securities rated below investment grade helped the fund participate in their gains as yield differences narrowed across the market’s credit-quality spectrum.

The fund’s currency strategy also aided returns for the reporting period overall. The fund profited from volatility affecting China’s currency through short positions in the Australian dollar and various Asian currencies versus a long position in the Japanese yen.

While nearly all of the fund’s investments produced higher returns than the benchmark, relative performance was dampened to a degree by its use of derivative instruments. A short position in five-year U.S. Treasuries was established using futures contracts as a hedge against the possibility of further U.S. monetary tightening. However, declining interest rates rendered this strategy counterproductive. The fund’s cash holdings also weighed on results over the reporting period.

A Prudently Constructive Investment Posture

Global growth has remained weak amid high debt levels, and excess capacity has continued to limit the potential for a more robust recovery. Nonetheless, relatively wide spreads along the market’s maturity range and a supportive environment for sovereign bond yields should help investment-grade credit remain a source of positive returns. Therefore, we have maintained a generally constructive investment posture, with a slightly greater emphasis on high yield and investment grade corporate securities and commensurately less exposure to government bonds. In our currency strategy, we have established a long position in the U.S. dollar and short positions in the South African rand, Australian dollar, and Canadian dollar.

May 16, 2016

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I and Class Y shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through March 1, 2017, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the returns would have been lower.

2 SOURCE: Lipper Inc. – Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Citi 1 Month US Treasury Bill Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of 30 days. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Dynamic Bond Fund from November 1, 2015 to April 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.75	$8.48	$3.50	$3.50
Ending value (after expenses)	$1,009.80	$1,006.10	$1,010.40	$1,010.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.77	$8.52	$3.52	$3.52
Ending value (after expenses)	$1,020.14	$1,016.41	$1,021.38	$1,021.38

† Expenses are equal to the fund’s annualized expense ratio of .95% for Class A, 1.70% for Class C and .70% for Class I and .70% for Class Y, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2016 (Unaudited)

Bonds and Notes - 89.3%		Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Consumer Discretionary - 6.0%
Bertelsmann SE & Co., Jr. Sub. Notes	EUR	3.50	4/23/75	100,000	[b]	106,728
CPUK Finance, Sr. Scd. Notes	GBP	2.67	2/28/42	100,000		147,939
Daimler Finance North America, Gtd. Notes		1.88	1/11/18	150,000		151,049
Enterprise Inns, First Mortgage Bonds	GBP	6.50	12/6/18	33,000		50,741
Fiat Chrysler Finance Europe, Gtd. Notes	EUR	7.00	3/23/17	100,000		120,803
InterContinental Hotels Group, Gtd. Notes	GBP	6.00	12/9/16	98,000		147,064
Motability Operations Group, Gtd. Notes	GBP	5.25	9/28/16	55,000		81,820
Motability Operations Group, Gtd. Notes	EUR	1.63	6/9/23	100,000		120,634
Next, Sr. Unscd. Bonds	GBP	4.38	10/2/26	100,000		159,421
Norcell Sweden Holding 3, Sr. Scd. Notes	SEK	5.25	11/4/19	1,000,000		130,192
Unitymedia Hessen, Sr. Scd. Bonds	EUR	6.25	1/15/29	100,000		129,817
Virgin Media Finance, Gtd. Notes	EUR	4.50	1/15/25	100,000		110,684
					1,456,892
Consumer Staples - 2.2%
Anheuser-Busch InBev, Gtd. Notes	GBP	6.50	6/23/17	60,000		92,931
Anheuser-Busch InBev, Gtd. Notes	EUR	0.88	3/17/22	110,000		127,487
Anheuser-Busch InBev Finance, Gtd. Notes		1.90	2/1/19	130,000		131,916
China Green Holdings, Sr. Scd. Bonds, Ser. A	CNY	7.00	4/12/49	80,000		7,711
China Green Holdings, Sr. Scd. Bonds, Ser. B	CNY	10.00	4/12/49	8,370		936
Fomento Economico Mexicano SAB de CV, Sr. Unscd. Bonds	EUR	1.75	3/20/23	107,000		123,440
PepsiCo, Sr. Unscd. Notes		0.88	7/17/17	38,000	[b]	38,068
					522,489
Energy - 1.3%
BP Capital Markets, Gtd. Notes	GBP	4.33	12/10/18	100,000		156,558
Shell International Finance, Gtd. Notes		1.07	5/11/20	137,000	[b]	132,996
Statoil, Gtd. Notes		1.80	11/23/16	35,000		35,187
					324,741
Financials - 27.2%
Abbey National Treasury Services, Covered Notes	GBP	0.89	1/20/17	100,000	[b]	146,158

6

Bonds and Notes - 89.3% (continued)		Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Financials - 27.2% (continued)
Allied Irish Banks, Sr. Unscd. Notes	EUR	2.75	4/16/19	100,000		120,234
Aquarius & Investments, Jr. Sub. Notes		8.25	9/29/49	200,000	[b]	218,559
Arsenal Securities, Sr. Scd. Bonds, Ser. A1	GBP	5.14	9/1/29	35,436		57,283
Banca Carige, Govt. Gtd. Bonds	EUR	6.75	3/20/17	200,000		241,166
Banca Monte dei Paschi di Siena, Govt. Gtd. Bonds	EUR	3.50	3/20/17	200,000		235,028
Bank of England Euro Note, Sr. Unscd. Notes		1.25	3/14/19	200,000		200,885
Barclays Bank, Sub. Notes	EUR	6.00	1/23/18	90,000		111,950
BNG Bank, Sr. Unscd. Notes		0.90	5/15/18	200,000	[b]	200,436
BUPA Finance, Gtd. Notes	GBP	7.50	7/4/16	100,000		147,678
Citigroup, Sub. Notes		5.50	9/13/25	160,000		177,580
Close Brothers Finance, Gtd. Notes	GBP	3.88	6/27/21	100,000		153,619
Commonwealth Bank of Australia, Covered Bonds		2.13	7/22/20	250,000		252,622
Coventry Building Society, Covered Bonds	GBP	0.89	3/17/20	100,000	[b]	145,660
Coventry Building Society, Sr. Unscd. Notes	EUR	2.50	11/18/20	100,000		120,745
Credit Suisse, Sub. Bonds	EUR	5.75	9/18/25	110,000	[b]	135,460
Danske Bank, Sub. Notes	GBP	5.38	9/29/21	90,000	[b]	135,878
Dexia Credit Local, Govt. Gtd. Notes		2.25	1/30/19	250,000		254,431
DNB Bank, Sub. Notes	EUR	4.75	3/8/22	100,000	[b]	118,235
Eksportfinans, Sr. Unscd. Notes		5.50	5/25/16	55,000		55,127
HSBC Bank, Sub. Notes	GBP	5.38	11/4/30	45,000	[b]	69,779
Landwirtschaftliche Rentenbank, Govt. Gtd. Notes	NZD	4.00	1/30/20	250,000		181,618
Lloyds Bank, Govt. Gtd. Notes	GBP	1.50	5/2/17	100,000		147,196
Lloyds Bank, Sub. Notes	AUD	13.00	12/19/21	65,000	[b]	52,053
Metropolitan Life Global Funding I, Scd. Bonds		0.83	7/14/16	150,000	[b]	150,051
Mitchells & Butlers Finance, Asset-Backed Bonds, Ser. B2	GBP	6.01	12/15/30	40,369		66,078
Nationwide Building Society, Covered Bonds	GBP	0.79	7/17/17	100,000	[b]	146,078
Nationwide Building Society, Jr. Sub. Notes	GBP	6.88	12/29/49	100,000	[b]	138,737

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 89.3% (continued)		Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Financials - 27.2% (continued)
Netherlands Development Finance Company, Sr. Unscd. Notes		0.77	10/21/19	125,000	[b]	124,253
New Red Finance, Scd. Notes		6.00	4/1/22	104,000	[c]	107,640
Royal Bank of Canada, Covered Bonds		1.13	7/22/16	125,000		125,088
Royal Bank of Canada, Covered Bonds		1.13	7/22/16	135,000		135,095
Royal Bank of Scotland, Sub. Notes	EUR	10.50	3/16/22	100,000	[b]	123,980
RSA Insurance Group, Gtd. Notes	GBP	9.38	5/20/39	50,000	[b]	85,078
Silverback Finance, Sr. Scd. Bonds	EUR	3.13	2/25/37	215,790		242,858
Silverstone Master Issuer, Mortgage Backed Notes, Ser. A3	GBP	5.06	1/21/55	100,000	[b]	149,137
SLM Student Loan Trust, Ser. 2003-10, Asset-Backed Notes	GBP	1.14	12/15/39	100,000	[b]	117,440
Societe Generale, Jr. Sub. Notes	EUR	6.75	4/7/49	200,000	[b]	224,431
Standard Chartered Bank, Jr. Sub. Bonds	GBP	8.10	5/29/49	86,000	[b]	125,942
Tesco Property Finance 3, Mortgage Backed Bonds	GBP	5.74	4/13/40	98,144		132,036
UBS, Sub. Notes	EUR	4.75	2/12/26	135,000	[b]	163,297
UBS Preferred Funding Trust V, Jr. Sub. Debs.		6.24	5/29/49	90,000	[b]	90,342
UNITE USAF II, Sr. Scd. Notes	GBP	3.37	6/30/28	100,000		153,003
Vonovia Finance, Gtd. Notes	EUR	1.50	3/31/25	84,000		98,114
Westpac Securities, Covered Notes	EUR	0.50	9/29/20	155,000		180,097
					6,558,155
Foreign/Governmental - 22.6%
Abu Dhabi Government, Sr. Unscd. Notes		2.13	5/3/21	200,000		199,000
Asian Development Bank, Sr. Unscd. Notes		0.64	7/10/19	165,000	[b]	164,257
Costa Rican Government, Sr. Unscd. Notes		4.25	1/26/23	200,000		186,000
Dutch Government, Bonds		1.00	2/24/17	150,000		150,348
European Bank for Reconstruction & Development, Sr. Unscd. Notes	NOK	4.00	5/11/17	230,000		29,419
FADE, Asset-Backed Bonds	EUR	0.85	9/17/19	300,000		349,905
FMS Wertmanagement, Govt. Gtd. Notes		0.63	1/30/17	210,000		209,730
French Development Agency, Unscd. Bonds		1.13	10/3/16	120,000		120,154
French Government, Bonds	EUR	3.25	5/25/45	67,000		105,183

8

Bonds and Notes - 89.3% (continued)		Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Foreign/Governmental - 22.6% (continued)
International Bank for Reconstruction & Development, Sr. Unscd. Notes		0.88	4/17/17	280,000		280,622
International Bank for Reconstruction & Development, Sr. Unscd. Notes	NZD	4.63	2/26/19	350,000		257,238
Ivory Coast Government, Sr. Unscd. Bonds		5.75	12/31/32	100,000	[b]	91,296
KFW, Govt. Gtd. Notes	NOK	3.38	8/18/17	300,000		38,418
KFW, Govt. Gtd. Notes	NZD	3.75	6/14/18	100,000		71,306
Kingdom of Denmark, Bonds	DKK	3.00	11/15/21	1,890,000		339,453
Kommunalbanken, Sr. Unscd. Notes		0.77	5/2/19	190,000	[b]	189,922
Mexican Government, Bonds, Ser. M	MXN	6.50	6/10/21	1,620,000		99,405
Moroccan Government, Sr. Unscd. Bonds	EUR	3.50	6/19/24	200,000		237,692
Municipality Finance, Govt. Gtd. Notes		2.38	5/16/16	130,000		130,092
New Zealand Local Government Funding Agency, Uscd. Bonds	NZD	5.00	3/15/19	270,000		200,807
Nordic Investment Bank, Sr. Unscd. Notes	NZD	4.13	3/16/17	150,000		106,229
Peruvian Government, Sr. Unscd. Bonds	EUR	2.75	1/30/26	150,000		178,800
Province of British Columbia Canada, Sr. Unscd. Notes	EUR	0.88	10/8/25	228,000		264,957
Swedish Export Credit, Sub. Notes		2.88	11/14/23	200,000	[b,c]	199,896
Treasury Corp. of Victoria, Govt. Gtd. Notes	AUD	5.50	11/17/26	545,000		518,894
United Kingdom Gilt, Bonds	GBP	4.25	6/7/32	195,000		368,269
United Kingdom Gilt, Unscd. Bonds, Ser. 3MO	CNY	2.70	10/21/17	1,000,000		151,939
Vietnam Government, Sr. Unscd. Bonds		6.75	1/29/20	200,000		223,556
					5,462,787
Health Care - 1.3%
Roche Holdings, Gtd. Notes		0.72	9/29/17	200,000	[b]	199,815
Teva Pharmaceutical Finance Netherlands II, Gtd. Notes	EUR	1.88	3/31/27	100,000		110,863
					310,678
Industrials - 1.9%
AA Bond Co., Sr. Scd. Notes	GBP	4.25	7/31/43	100,000		149,828
General Electric Capital, Sr. Unscd. Bonds		5.63	9/15/17	100,000		106,384

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 89.3% (continued)		Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Industrials - 1.9% (continued)
General Electric Capital, Sr. Unscd. Notes	GBP	6.44	11/15/22	39,140		64,604
Hanson, Gtd. Notes		6.13	8/15/16	30,000		30,353
Lafarge, Sr. Unscd. Notes		6.50	7/15/16	100,000		101,061
					452,230
Information Technology - .2%
Western Digital, Gtd. Notes		10.50	4/1/24	60,000	[c]	58,500
Materials - .5%
Aggregate Industries Holdings, Gtd. Notes	GBP	7.25	5/31/16	50,000		73,462
Beverage Packaging Holdings II, Gtd. Notes		5.63	12/15/16	50,000	[c]	49,949
					123,411
Telecommunication Services - 2.8%
Altice, Gtd. Bonds	EUR	6.25	2/15/25	100,000		106,891
British Telecommunications, Sr. Unscd. Notes	GBP	8.50	12/7/16	130,000		198,094
Frontier Communications, Sr. Unscd. Notes		8.25	4/15/17	100,000		105,463
Orange, Jr. Sub. Notes	EUR	4.00	10/29/49	100,000	[b]	117,509
Sprint Communications, Sr. Unscd. Debs.		9.25	4/15/22	80,000		78,400
Sprint Communications, Sr. Unscd. Notes		6.00	12/1/16	63,000		63,473
					669,830
U.S. Government Securities - 19.7%
U.S. Treasury Bonds		2.88	5/15/43	270,000		282,482
U.S. Treasury Inflation Protected Securities, Bonds		2.13	2/15/41	606,301	[d]	785,045
U.S. Treasury Inflation Protected Securities, Notes		0.13	4/15/20	253,115	[d]	258,553
U.S. Treasury Notes		1.00	10/31/16	1,310,000		1,313,787
U.S. Treasury Notes		0.88	2/28/17	1,815,000		1,819,360
U.S. Treasury Notes		3.50	5/15/20	260,000		283,994
					4,743,221
Utilities - 3.6%
Centrica, Sr. Unscd. Notes	GBP	5.50	10/24/16	100,000		149,151
E.ON International Finance, Gtd. Notes	GBP	6.00	10/30/19	50,000		82,282
Electricite de France, Sr. Unscd. Notes	EUR	2.75	3/10/23	100,000		129,690
NET4GAS, Sr. Unscd. Notes	EUR	2.50	7/28/21	100,000		119,364
Severn Trent Utilities Finance, Gtd. Notes	GBP	6.00	1/22/18	75,000		118,148

10

Bonds and Notes - 89.3% (continued)		Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a] Value ($)
Utilities - 3.6% (continued)
Southern Gas Networks, Sr. Unscd. Notes	GBP	5.13	11/2/18	100,000	159,500
SPP Infrastructure Financing, Gtd. Bonds	EUR	2.63	2/12/25	100,000	113,687
					871,822
Total Bonds and Notes (cost $21,596,483)				21,554,756
Common Stocks - 1.7%				Shares	Value ($)
Exchange-Traded Funds - 1.7%
iShares JP Morgan USD Emerging Markets Bond Fund				3,670	409,682
SPDR Barclays Emerging Markets Local Bond ETF				79	[e] 2,180
Total Common Stocks (cost $407,526)				411,862
Other Investment - 9.6%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $2,312,767)				2,312,767	[f] 2,312,767
Total Investments (cost $24,316,776)				100.6%	24,279,385
Liabilities, Less Cash and Receivables				(0.6%)	(146,886)
Net Assets				100.0%	24,132,499

ETF—Exchange-Traded Fund

SPDR—Standard & Poor's Depository Receipt

a Principal amount stated in U.S. Dollars unless otherwise noted.

AUD—Australian Dollar

CNY—Chinese Yuan Renminbi

DKK—Danish Krone

EUR—Euro

GBP—British Pound

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

b Variable rate security—rate shown is the interest rate in effect at period end.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, these securities were valued at $415,985 or 1.72% of net assets.
d Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e Non-income producing security.
f Investment in affiliated money market mutual fund.

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	47.0
Foreign/Governmental	22.6
U.S. Government Securities	19.7
Money Market Investment	9.6
Exchange-Traded Funds	1.7
100.6

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF FINANCIAL FUTURES

April 30, 2016 (Unaudited)

	Contracts	Market Value Covered by Contracts ($)	Expiration	Unrealized Appreciation at 04/30/2016 ($)

Financial Futures Short
U.S. Treasury 5 Year Notes	15	(1,813,711)	June 2016	4,751
Gross Unrealized Appreciation				4,751

See notes to financial statements.

13

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	22,004,009	21,966,618
Affiliated issuers	2,312,767	2,312,767
Cash		160,799
Cash denominated in foreign currency	964	817
Interest receivable		226,295
Receivable for investment securities sold		61,994
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		22,343
Cash collateral held by broker—Note 4		13,200
Prepaid expenses		30,631
		24,795,464
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		1,548
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		321,579
Payable for investment securities purchased		301,436
Payable for futures variation margin—Note 4		1,406
Accrued expenses		36,996
		662,965
Net Assets ($)		24,132,499
Composition of Net Assets ($):
Paid-in capital		24,715,602
Accumulated distributions in excess of investment income—net		(21,341)
Accumulated net realized gain (loss) on investments		(232,330)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions (including $4,751 net unrealized appreciation on financial futures)		(329,432)
Net Assets ($)		24,132,499

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	1,518,359	733,012	568,487	21,312,641
Shares Outstanding	125,747	61,213	47,028	1,762,692
Net Asset Value Per Share ($)	12.07	11.97	12.09	12.09

See notes to financial statements.

14

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2016 (Unaudited)

Investment Income ($):
Income:
Interest (net of $795 foreign taxes withheld at source)	189,718
Dividends:
Unaffiliated issuers	45
Affiliated issuers	1,494
Total Income	191,257
Expenses:
Management fee—Note 3(a)	44,468
Professional fees	32,204
Registration fees	25,910
Custodian fees—Note 3(c)	9,286
Prospectus and shareholders’ reports	6,119
Shareholder servicing costs—Note 3(c)	5,207
Distribution fees—Note 3(b)	2,872
Directors’ fees and expenses—Note 3(d)	970
Loan commitment fees—Note 2	138
Miscellaneous	26,603
Total Expenses	153,777
Less—reduction in expenses due to undertaking—Note 3(a)	(78,999)
Less—reduction in fees due to earnings credits—Note 3(c)	(10)
Net Expenses	74,768
Investment Income—Net	116,489
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(360,239)
Net realized gain (loss) on financial futures	(54,753)
Net realized gain (loss) on forward foreign currency exchange contracts	373,911
Net Realized Gain (Loss)	(41,081)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	522,392
Net unrealized appreciation (depreciation) on financial futures	4,751
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(405,638)
Net Unrealized Appreciation (Depreciation)	121,505
Net Realized and Unrealized Gain (Loss) on Investments	80,424
Net Increase in Net Assets Resulting from Operations	196,913

See notes to financial statements.

15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations ($):
Investment income—net	116,489	233,640
Net realized gain (loss) on investments	(41,081)	448,976
Net unrealized appreciation (depreciation) on investments	121,505	(712,171)
Net Increase (Decrease) in Net Assets Resulting from Operations	196,913	(29,555)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(17,035)	(57,838)
Class C	(8,117)	(33,290)
Class I	(37,880)	(404,897)
Class Y	(193,837)	(59,526)
Net realized gain on investments:
Class A	(2,110)	(7,353)
Class C	(1,205)	(5,245)
Class I	(2,610)	(51,344)
Class Y	(22,568)	(5)
Total Dividends	(285,362)	(619,498)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	408,385	680,797
Class C	18,577	198,369
Class I	57,529	858,080
Class Y	6,964,786	15,890,580
Dividends reinvested:
Class A	17,904	44,528
Class C	8,287	20,845
Class I	40,490	245,543
Class Y	197,278	52,705
Cost of shares redeemed:
Class A	(309,551)	(716,498)
Class C	(76,490)	(436,299)
Class I	(4,955,392)	(5,521,093)
Class Y	(429,421)	(1,200,173)
Increase (Decrease) in Net Assets from Capital Stock Transactions	1,942,382	10,117,384
Total Increase (Decrease) in Net Assets	1,853,933	9,468,331
Net Assets ($):
Beginning of Period	22,278,566	12,810,235
End of Period	24,132,499	22,278,566
Undistributed (distributions in excess of) investment income—net	(21,341)	119,039

16

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Capital Share Transactions (Shares):
Class A
Shares sold	33,980	55,214
Shares issued for dividends reinvested	1,496	3,601
Shares redeemed	(25,750)	(58,237)
Net Increase (Decrease) in Shares Outstanding	9,726	578
Class C
Shares sold	1,566	16,068
Shares issued for dividends reinvested	697	1,694
Shares redeemed	(6,438)	(35,692)
Net Increase (Decrease) in Shares Outstanding	(4,175)	(17,930)
Class I
Shares sold	4,764	69,171
Shares issued for dividends reinvested	3,370	19,841
Shares redeemed	(411,764)	(447,883)
Net Increase (Decrease) in Shares Outstanding	(403,630)	(358,871)
Class Y
Shares sold	578,433	1,297,727
Shares issued for dividends reinvested	16,483	4,327
Shares redeemed	(35,640)	(98,718)
Net Increase (Decrease) in Shares Outstanding	559,276	1,203,336

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
Class A Shares	April 30, 2016		Year Ended October 31,
	(Unaudited)		2015	2014	2013	2012	2011	[a]
Per Share Data ($):
Net asset value, beginning of period	12.13		12.70	12.59	13.03	12.58	12.50
Investment Operations:
Investment income—net[b]	.06		.16	.26	.32	.41	.15
Net realized and unrealized gain (loss) on investments	.05		(.18)	(.00)	[c] (.04)	.64	(.04)
Total from Investment Operations	.11		(.02)	.26	.28	1.05	.11
Distributions:
Dividends from investment income—net	(.15)		(.49)	(.15)	(.51)	(.59)	(.03)
Dividends from net realized gain on investments	(.02)		(.06)	—	(.21)	(.01)	—
Total Distributions	(.17)		(.55)	(.15)	(.72)	(.60)	(.03)
Net asset value, end of period	12.07		12.13	12.70	12.59	13.03	12.58
Total Return (%)[d]	.98	[e]	(.15)	2.08	2.12	8.74	.89	[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.85	[f]	1.99	2.22	2.31	2.67	4.26	[f]
Ratio of net expenses to average net assets	.95	[f]	.95	1.02	1.10	1.10	1.10	[f]
Ratio of net investment income to average net assets	.99	[f]	1.29	2.04	2.49	3.21	2.04	[f]
Portfolio Turnover Rate	91.04	[e]	134.49	157.23	138.46	132.40	127.38	[e]
Net Assets, end of period ($ x 1,000)	1,518		1,407	1,466	1,912	1,132	536

a From March 25, 2011 (commencement of operations) to October 31, 2011.
b Based on average shares outstanding.
c Amount represents less than $.01 per share.
d Exclusive of sales charge.
e Not annualized.
f Annualized.
See notes to financial statements.

18

	Six Months Ended
Class C Shares	April 30, 2016		Year Ended October 31,
	(Unaudited)		2015	2014	2013	2012	2011	[a]
Per Share Data ($):
Net asset value, beginning of period	12.05		12.62	12.54	12.98	12.54	12.50
Investment Operations:
Investment income—net[b]	.01		.07	.17	.23	.31	.10
Net realized and unrealized gain (loss) on investments	.05		(.19)	(.00)	[c] (.06)	.65	(.05)
Total from Investment Operations	.06		(.12)	.17	.17	.96	.05
Distributions:
Dividends from investment income—net	(.12)		(.39)	(.09)	(.40)	(.51)	(.01)
Dividends from net realized gain on investments	(.02)		(.06)	—	(.21)	(.01)	—
Total Distributions	(.14)		(.45)	(.09)	(.61)	(.52)	(.01)
Net asset value, end of period	11.97		12.05	12.62	12.54	12.98	12.54
Total Return (%)[d]	.61	[e]	(.94)	1.30	1.41	7.94	.38	[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.59	[f]	2.74	2.95	3.03	3.32	4.98	[f]
Ratio of net expenses to average net assets	1.70	[f]	1.70	1.76	1.85	1.85	1.85	[f]
Ratio of net investment income to average net assets	.24	[f]	.54	1.31	1.83	2.46	1.30	[f]
Portfolio Turnover Rate	91.04	[e]	134.49	157.23	138.46	132.40	127.38	[e]
Net Assets, end of period ($ x 1,000)	733		788	1,051	819	587	542

a From March 25, 2011 (commencement of operations) to October 31, 2011.
b Based on average shares outstanding.
c Amount represents less than $.01 per share.
d Exclusive of sales charge.
e Not annualized.
f Annualized.
See notes to financial statements.

19

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
Class I Shares	April 30, 2016		Year Ended October 31,
	(Unaudited)		2015	2014	2013	2012	2011	[a]
Per Share Data ($):
Net asset value, beginning of period	12.14		12.71	12.60	13.04	12.59	12.50
Investment Operations:
Investment income—net[b]	.07		.19	.29	.36	.44	.18
Net realized and unrealized gain (loss) on investments	.06		(.18)	(.00)	[c] (.06)	.64	(.05)
Total from Investment Operations	.13		.01	.29	.30	1.08	.13
Distributions:
Dividends from investment income—net	(.16)		(.52)	(.18)	(.53)	(.62)	(.04)
Dividends from net realized gain on investments	(.02)		(.06)	—	(.21)	(.01)	—
Total Distributions	(.18)		(.58)	(.18)	(.74)	(.63)	(.04)
Net asset value, end of period	12.09		12.14	12.71	12.60	13.04	12.59
Total Return (%)	1.04	[d]	.07	2.30	2.33	8.98	1.03	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.48	[e]	1.70	1.88	1.96	2.31	3.80	[e]
Ratio of net expenses to average net assets	.70	[e]	.70	.77	.85	.85	.85	[e]
Ratio of net investment income to average net assets	1.24	[e]	1.54	2.29	2.86	3.45	2.33	[e]
Portfolio Turnover Rate	91.04	[d]	134.49	157.23	138.46	132.40	127.38	[d]
Net Assets, end of period ($ x 1,000)	568		5,472	10,292	9,391	9,476	8,386

a From March 25, 2011 (commencement of operations) to October 31, 2011.
b Based on average shares outstanding.
c Amount represents less than $.01 per share.
d Not annualized.
e Annualized.
See notes to financial statements.

20

	Six Months Ended
Class Y Shares	April 30, 2016		Year Ended October 31,
	(Unaudited)		2015	2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	12.14		12.71	12.60	12.50
Investment Operations:
Investment income—net[b]	.07		.19	.29	.10
Net realized and unrealized gain (loss) on investments	.06		(.18)	(.00)	[c] .11
Total from Investment Operations	.13		.01	.29	.21
Distributions:
Dividends from investment income—net	(.16)		(.52)	(.18)	(.11)
Dividends from net realized gain on investments	(.02)		(.06)	—	—
Total Distributions	(.18)		(.58)	(.18)	(.11)
Net asset value, end of period	12.09		12.14	12.71	12.60
Total Return (%)	1.07	[d]	.09	2.34	1.29	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.49	[e]	1.31	1.88	2.09	[e]
Ratio of net expenses to average net assets	.70	[e]	.70	.75	.85	[e]
Ratio of net investment income to average net assets	1.24	[e]	1.54	2.30	2.36	[e]
Portfolio Turnover Rate	91.04	[d]	134.49	157.23	138.46
Net Assets, end of period ($ x 1,000)	21,313		14,611	1	1

a From July 1, 2013 (commencement of initial offering) to October 31, 2013.
b Based on average shares outstanding.
c Amount represents less than $.01 per share.
d Not annualized.
e Annualized.
See notes to financial statements.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Dynamic Bond Fund (the “fund”) is a separate non-diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek total return (consisting of income and capital appreciation). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Capital Management Limited (“Newton”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2016, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 7,453 Class A and 7,267 Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

22

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for

24

example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	-	11,348,748	-	11,348,748
Exchange-Traded Funds	411,862	-	-	411,862
Foreign Government	-	5,462,787	-	5,462,787
Mutual Funds	2,312,767	-	-	2,312,767
U.S. Treasury	-	4,743,221	-	4,743,221
Other Financial Instruments:
Financial Futures††	4,751	-	-	4,751
Forward Foreign Currency Exchange Contracts††	-	22,343	-	22,343

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total

Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(321,579)	-	(321,579)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2016 were as follows:

26

Affiliated Investment Company	Value 10/31/2015 ($)	Purchases ($)	Sales ($)	Value 4/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	766,142	15,217,045	13,670,420	2,312,767	9.6

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2015 was as follows: ordinary income $575,242 and long-term capital gains $44,256. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2015 through March 1, 2017, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .70% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $78,999 during the period ended April 30, 2016.

Pursuant to a sub-investment advisory agreement between Dreyfus and Newton, Dreyfus pays Newton a monthly fee at an annual rate of .22% of the value of the fund’s average daily net assets.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2016, Class C shares were charged $2,872 pursuant to the Distribution Plan.

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(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2016, Class A and Class C shares were charged $1,770 and $957, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2016, the fund was charged $668 for transfer agency services and $25 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $10.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2016, the fund was charged $9,286 pursuant to the custody agreement.

During the period ended April 30, 2016, the fund was charged $4,997 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $8,351, Distribution Plan fees $451, Shareholder Services Plan fees $468, custodian fees $6,116, Chief Compliance Officer fees $3,208 and transfer agency fees $668, which are offset against an expense reimbursement currently in effect in the amount of $17,714.

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, forward contracts and financial futures during the period ended April 30, 2016, amounted to $18,304,453 and $16,687,793, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over–the–counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at April 30, 2016 are set forth in the Statement of Financial Futures.

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Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at April 30, 2016:

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases:
Barclays Bank
Swedish Krona,
Expiring
5/18/2016	1,924,583	238,857	239,823	966
JP Morgan Chase Bank
British Pound,
Expiring
5/3/2016	4,323	6,323	6,317	(6)
Mexican New Peso,
Expiring
5/18/2016	2,125,000	122,648	123,277	629
Royal Bank of Scotland
Japanese Yen,
Expiring
5/18/2016	1,910,667	17,323	17,965	642

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases: (continued)
Royal Bank of Scotland (continued)
Mexican New Peso,
Expiring
5/18/2016	116,338	6,629	6,749	120
UBS
Danish Krone,
Expiring
5/18/2016	1,738,175	262,647	267,573	4,926
New Zealand Dollar,
Expiring
5/18/2016	153,167	100,620	106,837	6,217
Polish Zolty,
Expiring
5/18/2016	391,018	98,675	102,396	3,721
Swedish Krona,
Expiring
5/18/2016	860,770	102,236	107,261	5,025
Sales:
Barclays Bank
Australian Dollar,
Expiring
5/18/2016	305,641	213,998	232,209	(18,211)
British Pound,
Expiring
5/18/2016	6,647	9,599	9,713	(114)
Canadian Dollar,
Expiring
5/18/2016	303,000	239,698	241,491	(1,793)
Polish Zolty,
Expiring
5/18/2016	359,692	90,596	94,193	(3,597)
South African Rand,
Expiring
5/18/2016	6,504,000	411,657	455,008	(43,351)
JP Morgan Chase Bank
Australian Dollar,
Expiring
5/18/2016	264,000	199,904	200,572	(668)
British Pound,
Expiring
5/18/2016	2,139,042	3,083,937	3,125,614	(41,677)

32

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
JP Morgan Chase Bank (continued)
Danish Krone,
Expiring
5/18/2016	2,437,170	367,646	375,176	(7,530)
Euro,
Expiring
5/18/2016	1,251,736	1,406,358	1,434,100	(27,742)
New Zealand Dollar,
Expiring
5/18/2016	287,954	190,307	200,854	(10,547)
Norwegian Krone,
Expiring
5/18/2016	569,000	68,072	70,661	(2,589)
Singapore Dollar,
Expiring
5/18/2016	257,303	185,367	191,223	(5,856)
Royal Bank of Scotland
Australian Dollar,
Expiring
5/18/2016	805,998	610,943	612,352	(1,409)
British Pound,
Expiring
5/18/2016	444,256	633,814	649,157	(15,343)
Euro,
Expiring
5/18/2016	1,021,603	1,141,119	1,170,439	(29,320)
New Zealand Dollar,
Expiring
5/18/2016	1,307,044	857,881	911,691	(53,810)
Singapore Dollar,
Expiring
5/18/2016	333,000	245,081	247,479	(2,398)
South African Rand,
Expiring
5/18/2016	409,000	28,495	28,613	(118)
UBS
British Pound,
Expiring
5/18/2016	376,957	537,937	550,818	(12,881)

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
UBS (continued)
Chinese Yuan Renminbi,
Expiring
5/3/2016	27,074	4,175	4,175	0
5/18/2016	1,078,000	166,204	166,107	97
Danish Krone,
Expiring
5/18/2016	260,334	39,054	40,076	(1,022)
Euro,
Expiring
5/18/2016	2,118,476	2,385,518	2,427,115	(41,597)
Gross Unrealized Appreciation				22,343
Gross Unrealized Depreciation				(321,579)

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2016 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	4,751	[1]	Foreign exchange risk	(321,579)	[2]
Foreign exchange risk	22,343	[2]
Gross fair value of derivative contracts	27,094			(321,579)

Statement of Assets and Liabilities location:

[1]Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of Financial Futures, but only the unpaid variation margin is reported in the Statement of
Assets and Liabilities.

[2]Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

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The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2016 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Financial Futures	[1]	Forward Contracts	[2]	Total
Interest rate	(54,753)		-		(54,753)
Foreign Exchange	-		373,911		373,911
Total	(54,753)		373,911		319,158

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Financial Futures	[3]	Forward Contracts	[4]	Total
Interest rate	4,751		-		4,751
Foreign Exchange	-		(405,638)		(405,638)
Total	4,751		(405,638)		(400,887)
Statement of Operations location:

[1]Net realized gain (loss) on financial futures.
[2]Net realized gain (loss) on forward foreign currency exchange contracts.
[3]Net unrealized appreciation (depreciation) on financial futures.
[4]Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2016, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Financial futures	4,751	-
Forward contracts	22,343	(321,579)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	27,094	(321,579)
Derivatives not subject to
Master Agreements	(4,751)	-
Total gross amount of assets
and liabilities subject to
Master Agreements	22,343	(321,579)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2016:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Barclays Bank	966		(966)	-	-
JP Morgan Chase Bank	629		(629)	-	-
Royal Bank of Scotland	762		(762)	-	-
UBS	19,986		(19,986)	-	-
Total	22,343		(22,343)	-	-

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Barclays Bank	(67,066)		966	-	(66,100)
JP Morgan Chase Bank	(96,615)		629	-	(95,986)
Royal Bank of Scotland	(102,398)		762	-	(101,636)
UBS	(55,500)		19,986	-	(35,514)
Total	(321,579)		22,343	-	(299,236)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
† See Statement of Investments for detailed information regarding collateral held for open financial futures contracts.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2016:

Average Market Value ($)
Interest rate financial futures	1,171,337
Forward contracts	12,135,155

At April 30, 2016, accumulated net unrealized depreciation on investments was $37,391, consisting of $323,516 gross unrealized appreciation and $360,907 gross unrealized depreciation.

At April 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

36

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB–INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on February 17-18, 2016, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Capital Management Limited (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”)

37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB–INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods, except in the three-year period when the performance was at the Performance Group median. The Board also noted that the fund’s yield performance was at or above the Performance Group and Performance Universe medians for three of the four one year periods ended December 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was the lowest in the Expense Group, the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians and that the fund’s actual management fee (which was zero) and total expenses were the lowest in the Expense Group.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2017, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) do not exceed .70% of the fund’s average daily net assets.

38

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also noted the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations.

39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB–INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

• The Board was satisfied with the fund’s relative performance.

• The Board concluded that the fees paid to Dreyfus and the Subadviser were reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of the fund and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a

40

routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreements.

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For More Information

Dreyfus Global Dynamic Bond Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Newton Capital Management
Limited
160 Queen Victoria Street
London, EC4V, 4LA, UK

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DGDAX Class C: DGDCX Class I: DGDIX Class Y: DGDYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6298SA0416

Dreyfus Global Real Return Fund

SEMIANNUAL REPORT April 30, 2016

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

FOR MORE INFORMATION

Back Cover

Dreyfus Global Real Return Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Real Return Fund, covering the six-month period from November 1, 2015 through April 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery remained intact over the reporting period. Steady job growth, declining unemployment claims, improved consumer confidence, and higher housing prices supported an economic expansion that so far has lasted nearly seven years. These factors, along with low inflation, prompted the Federal Reserve Board in December 2015 to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to stagnate despite historically aggressive monetary policies, including negative short-term interest rates in Europe and Japan. Global growth has been hampered by weak demand, volatile commodity prices, the lingering effects of various financial crises, unfavorable demographic trends, and low productivity growth. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied strongly to post positive total returns, on average, for the reporting period overall.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist over the foreseeable future until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 16, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2015 through April 30, 2016, as provided by Suzanne Hutchins (Lead) and Aron Pataki, Portfolio Managers of Newton Capital Management Limited, Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended April 30, 2016, Dreyfus Global Real Return Fund’s Class A shares produced a total return of 2.94%, Class C shares returned 2.52%, Class I shares returned 3.10%, and Class Y shares returned 3.05%.1 In comparison, the fund’s performance baseline benchmark, the U.S. $ 1-Month London Interbank Offered Rate (LIBOR), and the fund’s benchmark, the Citi 1-Month U.S. Treasury Bill Index, produced total returns of 0.18% and 0.07%, respectively, for the same period.2,3

Global stocks encountered heightened volatility over the reporting period as investor sentiment shifted amid a variety of economic developments. The fund outperformed its benchmark, mainly due to its risk-offsetting positions in gold and government bonds.

Effective December 2015, Aron Pataki became an alternate Portfolio Manager for the fund following the departure of James Harries.

The Fund’s Investment Approach

The fund seeks total return (consisting of capital appreciation and income). To pursue its goal, the fund uses an actively-managed multi-asset strategy to produce positive absolute or real returns exhibiting less volatility than major equity markets over a complete market cycle, typically a period of five years. The fund is not managed relative to an index, but rather seeks to provide returns that are largely independent of market moves.

The fund invests in a core of return-seeking assets, including global equities, convertible bonds, and global high yield corporate bonds to meet its total return objective. To complement this core and to provide capital protection as well as to reduce volatility, the fund is invested in other asset types where we find value, including commodity related investments, currencies, select government bonds, and index-linked securities and derivatives. The fund must invest at least 10% of the value of its total assets in equity securities and at least 10% of the value of its total assets in fixed income securities.

To allocate the fund’s assets, we combine a top-down approach emphasizing economic trends and current investment themes on a global basis, with bottom-up security selection based on fundamental research. In choosing investments, we consider economic trends as emphasized by our global investment themes, security valuation, and company fundamentals. Within markets and sectors, we seek attractively priced companies possessing sustainable competitive advantages, and we may invest in such companies anywhere across their capital structure and where we find the best risk reward. Identifying the right security characteristics for the prevailing investment environment is key to our approach, which currently emphasizes income generation.

Steep Market Decline Followed by Robust Rally

Investors were encouraged early in the reporting period after China’s central bank announced a rate cut and expectations rose that Eurozone and Japanese central banks might further ease monetary policy. However, the European Central Bank (“ECB”) disappointed investors in early December 2015 with a relatively modest policy shift, and investors worried that an interest-rate hike in the United States might be the first in a series that could dampen global growth. The market decline accelerated in early 2016 amid renewed concerns about the Chinese economy and plummeting commodity prices.

Global equity markets fared much better from mid-February through the reporting period’s end. Investor sentiment improved in response to stabilizing oil prices, additional easing measures from the ECB and China, and comments from the Federal Reserve Board suggesting that U.S. interest rates would rise more gradually than previously feared.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Risk-Offsetting Positions Dampened Market Volatility

The fund outperformed its benchmarks in this environment, in large part due to its exposure to asset classes that benefited when investors favored traditional safe havens over riskier assets. Gold and government bonds were especially useful offsets to heightened stock market volatility, and the fund’s positions in precious-metals mining stocks also added value.

In the fund’s return-seeking core, exposure to global equities provided mildly positive relative results. Results were especially favorable in the media, tobacco, and utilities industry groups, where Wolters Kluwer, CMS Energy, Japan Tobacco, and Eversource Energy fared particularly well.

The fund further benefited from its use of derivative instruments. Direct equity hedges more than offset the negative impact of the fund’s equity exposure during market declines, and we employed put options against long-term U.S. Treasury bonds.

Managing Risks in Uncertain Markets

We remain concerned about the global growth outlook, which has persisted despite accommodative monetary policies worldwide. Therefore, we continue to believe that promoting capital preservation over the pursuit of short-term gains is a wise approach. We have further de-risked the fund’s portfolio through a low exposure to return-seeking assets. The fund’s ability to remain patient, and not to be fully invested in equities, will in our view prove beneficial when fundamental analysis again comes to the fore and markets are no longer driven by official interventions. In the meantime, the fund’s current make-up should provide attractive levels of current income, and significant exposure to equities, government and high-yield bonds, and alternative assets help position it to withstand bouts of volatility and uncertainty.

May 16, 2016

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with such companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards.

Because the fund seeks to provide exposure to alternative or non-traditional (i.e., satellite) asset categories or investment strategies, the fund’s performance will be linked to the performance of these highly volatile asset categories and strategies. Accordingly, investors should consider purchasing shares of the fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of fund shares.

The fund may, but is not required to, use derivative instruments, such as options, futures and options on futures, forward contracts, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through March 1, 2017, at which time it may be extended, modified, or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results.

2 SOURCE: Bloomberg – London Interbank Offered Rate (LIBOR). The rate of interest at which banks borrow funds, in marketable size, from other banks in the London interbank market. LIBOR is the most widely used benchmark or reference rate for short-term interest rates, and is an international rate. The London Interbank Offered Rate is fixed each morning at 11 a.m. London time by the British Bankers’ Association (BBA). The rate is an average derived from 16 quotations provided by banks determined by the British Bankers’ Association; the four highest and lowest are then eliminated, and an average of the remaining eight is calculated to arrive at the fix. Eurodollar Libor is calculated on an ACT/360 day count basis, and settlement is for two days hence.

3 SOURCE: Lipper, Inc. – Citi 1-Month U.S. Treasury Bill Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of 30 days. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Real Return Fund from November 1, 2015 to April 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 5.80	$ 9.57	$ 4.39	$ 4.14
Ending value (after expenses)	$1,029.40	$1,025.20	$1,031.00	$1,030.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 5.77	$ 9.52	$ 4.37	$ 4.12
Ending value (after expenses)	$1,019.14	$1,015.42	$1,020.54	$1,020.79

† Expenses are equal to the fund's annualized expense ratio of 1.15% for Class A, 1.90% for Class C, .87% for Class I and .82% for Class Y, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2016 (Unaudited)

Bonds and Notes - 37.0%		Principal Amount ($)	[a]	Value ($)
Australia - 6.9%
Australian Government, Sr. Unscd. Bonds, Ser. 140, 4.50%, 4/21/33	AUD	18,015,000		16,588,407
Australian Government, Sr. Unscd. Bonds, Ser. 144, 3.75%, 4/21/37	AUD	19,878,000		16,531,048
New South Wales Treasury, Govt. Gtd. Notes, Ser. CIB1, 2.75%, 11/20/25	AUD	4,393,100	[b]	4,855,114
Treasury Corp. of Victoria, Govt. Gtd. Notes, 5.50%, 11/17/26	AUD	14,332,000		13,645,477
			51,620,046
Brazil - .2%
Petrobras Global Finance, Gtd. Notes, 6.75%, 1/27/41		1,890,000		1,487,808
France - .5%
Altice, Gtd. Bonds, 6.25%, 2/15/25	EUR	994,000		1,062,496
Numericable-SFR, Sr. Scd. Bonds, 5.63%, 5/15/24	EUR	2,089,000		2,494,352
			3,556,848
New Zealand - 2.3%
New Zealand Government, Sr. Unscd. Bonds, 2.00%, 9/20/25	NZD	4,105,000	[c]	3,007,566
New Zealand Government, Sr. Unscd. Bonds, Ser. 0427, 4.50%, 4/15/27	NZD	9,978,000		8,049,006
New Zealand Government, Sr. Unscd. Bonds, Ser. 521, 6.00%, 5/15/21	NZD	7,176,000		5,902,664
			16,959,236
United Kingdom - 2.5%
Anglian Water Services Financing, Sr. Scd. Notes, Ser. A8, 3.67%, 7/30/24	GBP	151,000	[d]	406,485
Arqiva Broadcast Finance, Sr. Scd. Notes, 9.50%, 3/31/20	GBP	1,003,000		1,590,146
British Telecommunications, Sr. Unscd. Notes, 3.50%, 4/25/25	GBP	287,000	[d]	796,189
Centrica, Jr. Sub Bonds, 5.25%, 4/10/75	GBP	982,000	[e]	1,348,117
Centrica, Jr. Sub Bonds, 3.00%, 4/10/76	EUR	764,000	[e]	794,962
CPUK Finance, Scd. Notes, 7.00%, 2/28/42	GBP	212,000		324,401
Dwr Cymru Financing, Asset Backed Notes, 1.86%, 3/31/48	GBP	150,000	[d]	357,049
High Speed Rail Finance 1, Sr. Scd. Notes, 1.57%, 11/1/38	GBP	268,000	[d]	511,008
National Grid Electricity Transmission, Insured Bonds, 2.98%, 7/8/18	GBP	667,000	[d]	1,568,287
National Grid Gas, Gtd. Bonds, 4.19%, 12/14/22	GBP	745,000	[d]	2,118,339
Network Rail Infrastructure Finance, Govt. Gtd. Notes, Ser. RPI, 1.75%, 11/22/27	GBP	865,000	[d]	2,051,093
Scotland Gas Networks, Insured Notes, Ser. A2S, 2.13%, 10/21/22	GBP	300,000	[d]	665,778
TESCO, Sr. Unscd. Notes, 4.00%, 9/8/16	GBP	578,000	[d]	1,314,986
TESCO, Sr. Unscd. Notes, 6.13%, 2/24/22	GBP	672,000		1,090,187
TESCO, Sr. Unscd. Notes, 3.32%, 11/5/25	GBP	245,000	[d]	553,800

6

Bonds and Notes - 37.0% (continued)		Principal Amount ($)	[a]	Value ($)
United Kingdom - 2.5% (continued)
Tesco Property Finance 3, Mortgage Backed Bonds, 5.74%, 4/13/40	GBP	2,267,131		3,050,038
			18,540,865
United States - 24.6%
Sprint, Gtd. Notes, 7.88%, 9/15/23		1,532,000		1,202,620
Sprint, Gtd. Notes, 7.13%, 6/15/24		1,584,000		1,195,920
Sprint Capital, Gtd. Notes, 8.75%, 3/15/32		3,287,000		2,629,600
Sprint Communications, Sr. Unscd. Debs., 9.25%, 4/15/22		404,000		395,920
Sprint Communications, Sr. Unscd. Notes, 6.00%, 12/1/16		1,698,000		1,710,735
U.S. Treasury Bonds, 3.00%, 5/15/45		39,389,900		42,153,338
U.S. Treasury Bonds, 3.00%, 11/15/45		23,749,700		25,414,958
U.S. Treasury Notes, 1.00%, 12/31/17		17,616,100		17,693,857
U.S. Treasury Notes, 1.50%, 8/31/18		29,098,800		29,556,320
U.S. Treasury Notes, 1.75%, 12/31/20		38,086,600		38,930,142
U.S. Treasury Notes, 2.00%, 2/15/25		21,076,800		21,475,278
Western Digital, Gtd. Notes, 10.50%, 4/1/24		1,314,000	[f]	1,281,150
			183,639,838
Total Bonds and Notes (cost $272,990,770)		275,804,641
Common Stocks - 52.7%		Shares		Value ($)
Australia - 1.6%
Dexus Property Group		1,134,776		7,258,042
Newcrest Mining		317,352	[g]	4,652,229
			11,910,271
Canada - 5.1%
Agnico-Eagle Mines		50,181		2,372,069
Alacer Gold		584,424	[g]	1,583,679
Alamos Gold		149,873		1,081,016
Barrick Gold		334,789		6,484,863
Centerra Gold		214,805		1,188,130
Detour Gold		121,335	[g]	2,602,315
Eldorado Gold		510,918		2,154,106
IAMGOLD		779,289	[g]	2,652,079
Kinross Gold		564,175	[g]	3,214,993
New Gold		696,143	[g]	3,273,487
OceanaGold		558,616		1,999,032
Primero Mining		509,547	[g]	958,421
Silver Wheaton		387,262		8,114,384
			37,678,574
France - 1.3%
Vivendi		501,111		9,602,155
Germany - 3.8%
Bayer		108,188		12,484,421
Brenntag		59,243		3,478,397
Infineon Technologies		125,750		1,787,960
LEG Immobilien		19,728	[g]	1,827,371
SAP		27,081		2,118,338
Telefonica Deutschland Holding		1,288,070		6,548,777
			28,245,264

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 52.7% (continued)	Shares	Value ($)
Israel - 1.5%
Bank Hapoalim	198,190	1,015,678
Teva Pharmaceutical Industries, ADR	189,093	10,296,114
		11,311,792
Japan - 2.8%
Japan Tobacco	357,600	14,647,818
Skylark	281,500	3,664,886
Topcon	218,500	2,663,076
		20,975,780
Netherlands - 3.4%
RELX	474,292	7,962,767
Wolters Kluwer	452,017	17,216,116
		25,178,883
New Zealand - .8%
Spark New Zealand	2,258,022	5,841,943
South Africa - .3%
Gold Fields	429,177	1,990,688
Switzerland - 3.2%
Novartis	151,313	11,553,748
Roche Holding	49,761	12,586,719
		24,140,467
United Kingdom - 9.1%
BAE Systems	449,981	3,144,135
British American Tobacco	64,618	3,943,438
Centrica	3,403,179	11,883,206
Cobham	1,499,231	3,383,284
Fresnillo	107,090	1,745,952
GlaxoSmithKline	574,972	12,242,200
National Grid	749,557	10,698,530
Randgold Resources	14,541	1,447,438
United Utilities Group	724,110	9,954,145
Vodafone Group	1,633,062	5,281,171
Wolseley	74,868	4,192,020
		67,915,519
United States - 19.8%
Abbott Laboratories	203,771	7,926,692
Accenture, Cl. A	119,481	13,491,795
CA	264,431	7,843,023
CMS Energy	444,614	18,086,898
Cognizant Technology Solutions, Cl. A	58,668	[g] 3,424,451
Dollar General	63,961	5,239,046
Dun & Bradstreet	24,899	2,749,099
Eversource Energy	296,185	16,716,681
Express Scripts Holding	41,105	[g] 3,030,672
Merck & Co.	207,205	11,363,122
Microsoft	301,720	15,046,776
PowerShares DB Gold Fund	363,445	[g,h] 15,373,724
Procter & Gamble	86,406	6,922,849
Reynolds American	193,178	9,581,629
Sysco	180,550	8,317,939
Trimble Navigation	112,912	[g] 2,704,243
		147,818,639
Total Common Stocks (cost $357,293,209)	392,609,975

8

Preferred Stocks - .1%	Shares	Value ($)
United States - .1%
RBS Capital Funding Trust V	17,569	428,684
RBS Capital Funding Trust VII	15,875	389,731
Total Preferred Stocks (cost $815,242)	818,415
Options Purchased - .0%	Number of Contracts/ Face Amount Covered by Contracts ($)	Value ($)
Call Options - .0%
FTSE 100 Index Futures, May 2016 @ GBP 5900	4,170	115,926
U.S. Treasury Long Bonds Futures, June 2016 @ $161	432,000	276,750
Total Options Purchased (cost $752,639)	392,676
Short-Term Investments - 3.0%	Principal Amount ($)	Value ($)

U.S. Treasury Bills , 0.10%, 9/22/16 (cost $22,044,051)	22,070,000	22,045,546
Other Investments - 8.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund	51,671,112	[i] 51,671,112
Franklin Convertible Securities Fund	492,463	8,544,238
Total Other Investments (cost $60,752,002)	60,215,350
Total Investments (cost $714,647,913)	100.9%	751,886,603
Liabilities, Less Cash and Receivables	(0.9%)	(6,931,503)
Net Assets	100.0%	744,955,100

ADR—American Depository Receipt

a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD—Australian Dollar
EUR—Euro
GBP—British Pound
NZD—New Zealand Dollar
b Principal amount for accrual purposes is periodically adjusted based on changes in the Australian Consumer Price Index.
c Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price Index.
d Principal amount for accrual purposes is periodically adjusted based on changes in the British Consumer Price Index.
e Variable rate security—rate shown is the interest rate in effect at period end.
f Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, these securities were valued at $1,281,150 or .17% of net assets.
g Non-income producing security.
h Investment in non-controlled affiliates (cost $15,964,667).
i Investment in affiliated money market mutual fund.

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Securities	23.5
Short-Term/Money Market Investments	9.9
Health Care	9.6
Foreign/Governmental	9.2
Utilities	9.0
Basic Materials	8.5
Consumer Services	7.3
Consumer Goods	4.7
Corporate Bonds	4.3
Technology	4.1
Industrials	3.6
Telecommunication	2.4
Exchange-Traded Funds	2.1
Financials	1.5
Mutual Funds: Domestic	1.2
Options Purchased	.0
100.9

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF FINANCIAL FUTURES

April 30, 2016

	Contracts	Market Value Covered by Contracts ($)	Expiration	Unrealized (Depreciation) at 04/30/2016 ($)

Financial Futures Short
Standard & Poor's 500	330	(169,875,750)	June 2016	(5,658,771)
Gross Unrealized Depreciation				(5,658,771)

See notes to financial statements.

11

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	662,976,801	700,215,491
Affiliated issuers	51,671,112	51,671,112
Cash		3,654,723
Cash denominated in foreign currency	36,224	36,227
Cash collateral held by broker—Note 4		7,423,943
Dividends and interest receivable		3,781,907
Receivable for shares of Common Stock subscribed		2,160,286
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		1,254,856
Receivable for futures variation margin—Note 4		1,097,250
Receivable for investment securities sold		214
Prepaid expenses		63,856
		771,359,865
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		537,537
Payable for investment securities purchased		12,582,710
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		10,777,887
Payable for shares of Common Stock redeemed		2,431,037
Interest payable—Note 2		861
Accrued expenses		74,733
		26,404,765
Net Assets ($)		744,955,100
Composition of Net Assets ($):
Paid-in capital		750,508,789
Accumulated undistributed investment income—net		5,308,501
Accumulated net realized gain (loss) on investments		(32,951,398)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions and foreign currency transactions [including ($5,658,771) net unrealized (depreciation) on financial futures)		22,089,208
Net Assets ($)		744,955,100

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	80,969,091	22,324,224	188,735,301	452,926,484
Shares Outstanding	5,604,466	1,580,986	13,027,564	31,252,083
Net Asset Value Per Share ($)	14.45	14.12	14.49	14.49

See notes to financial statements.

12

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2016 (Unaudited)

Investment Income ($):
Income:
Dividends (net of $421,674 foreign taxes withheld at source):
Unaffiliated issuers	5,249,506
Affiliated issuers	29,758
Interest	2,781,517
Total Income	8,060,781
Expenses:
Management fee—Note 3(a)	2,343,097
Shareholder servicing costs—Note 3(c)	150,224
Distribution fees—Note 3(b)	67,202
Custodian fees—Note 3(c)	60,458
Registration fees	54,252
Professional fees	42,445
Directors’ fees and expenses—Note 3(d)	25,212
Prospectus and shareholders’ reports	18,011
Loan commitment fees—Note 2	3,276
Interest expense—Note 2	1,096
Miscellaneous	22,880
Total Expenses	2,788,153
Less—reduction in expenses due to undertaking—Note 3(a)	(5,099)
Less—reduction in fees due to earnings credits—Note 3(c)	(44)
Net Expenses	2,783,010
Investment Income—Net	5,277,771
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(9,186,404)
Net realized gain (loss) on options transactions	246,779
Net realized gain (loss) on financial futures	(3,976,581)
Net realized gain (loss) on forward foreign currency exchange contracts	2,119,173
Capital gain distributions on unaffiliated issuers	148,033
Net Realized Gain (Loss)	(10,649,000)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	33,135,319
Net unrealized appreciation (depreciation) on options transactions	(237,570)
Net unrealized appreciation (depreciation) on financial futures	138,275
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(8,218,353)
Net Unrealized Appreciation (Depreciation)	24,817,671
Net Realized and Unrealized Gain (Loss) on Investments	14,168,671
Net Increase in Net Assets Resulting from Operations	19,446,442

See notes to financial statements.

13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations ($):
Investment income—net	5,277,771	6,715,992
Net realized gain (loss) on investments	(10,649,000)	7,957,599
Net unrealized appreciation (depreciation) on investments	24,817,671	(10,791,176)
Net Increase (Decrease) in Net Assets Resulting from Operations	19,446,442	3,882,415
Dividends to Shareholders from ($):
Investment income—net:
Class A	(1,985,751)	(2,671,161)
Class C	(565,274)	(519,065)
Class I	(4,536,404)	(3,560,081)
Class Y	(17,423,097)	(12,071,963)
Total Dividends	(24,510,526)	(18,822,270)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	41,182,142	22,416,838
Class C	6,928,008	6,252,076
Class I	102,288,368	52,781,238
Class Y	124,460,252	210,309,244
Dividends reinvested:
Class A	1,985,751	2,671,161
Class C	565,274	519,065
Class I	4,412,721	3,424,219
Class Y	10,077,228	8,084,258
Cost of shares redeemed:
Class A	(11,528,133)	(29,553,397)
Class C	(1,535,391)	(1,749,030)
Class I	(21,377,508)	(24,372,003)
Class Y	(85,279,399)	(44,162,813)
Increase (Decrease) in Net Assets from Capital Stock Transactions	172,179,313	206,620,856
Total Increase (Decrease) in Net Assets	167,115,229	191,681,001
Net Assets ($):
Beginning of Period	577,839,871	386,158,870
End of Period	744,955,100	577,839,871
Undistributed investment income—net	5,308,501	24,541,256

14

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Capital Share Transactions (Shares):
Class A
Shares sold	2,869,495	1,516,866
Shares issued for dividends reinvested	142,246	183,207
Shares redeemed	(806,504)	(2,039,778)
Net Increase (Decrease) in Shares Outstanding	2,205,237	(339,705)
Class C
Shares sold	494,546	430,720
Shares issued for dividends reinvested	41,321	36,247
Shares redeemed	(109,783)	(121,038)
Net Increase (Decrease) in Shares Outstanding	426,084	345,929
Class Ia
Shares sold	7,112,279	3,595,479
Shares issued for dividends reinvested	315,645	234,215
Shares redeemed	(1,486,996)	(1,646,567)
Net Increase (Decrease) in Shares Outstanding	5,940,928	2,183,127
Class Ya
Shares sold	8,709,136	14,191,557
Shares issued for dividends reinvested	720,317	552,959
Shares redeemed	(5,930,107)	(3,013,167)
Net Increase (Decrease) in Shares Outstanding	3,499,346	11,731,349

[a]During the period ended April 30, 2016, 81,640 Class I shares representing $1,177,830 were exchanged for 81,627 Class Y shares.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2016	Year Ended October 31,
Class A Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	14.61	15.11	14.75	14.07	13.51	13.44
Investment Operations:
Investment income—net[a]	.10	.17	.36	.21	.17	.20
Net realized and unrealized gain (loss) on investments	.31	.01[b]	.17	.54	.53	(.13)
Total from Investment Operations	.41	.18	.53	.75	.70	.07
Distributions:
Dividends from investment income—net	(.57)	(.68)	(.04)	(.07)	(.07)	-
Dividends from net realized gain on investments	-	-	(.13)	-	(.07)	-
Total Distributions	(.57)	(.68)	(.17)	(.07)	(.14)	-
Net asset value, end of period	14.45	14.61	15.11	14.75	14.07	13.51
Total Return (%)[c]	2.94[d]	1.22	3.63	5.42	5.16	.52
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.17[e]	1.15	1.20	1.49	1.72	3.53
Ratio of net expenses to average net assets	1.15[e]	1.15	1.15	1.47	1.50	1.50
Ratio of net investment income to average net assets	1.46[e]	1.16	2.38	1.48	1.26	1.46
Portfolio Turnover Rate	43.23[d]	68.92	47.01	44.96	53.24	42.97
Net Assets, end of period ($ x 1,000)	80,969	49,672	56,501	35,478	17,088	5,117

a Based on average shares outstanding.
b In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
See notes to financial statements.

16

	Six Months Ended
	April 30, 2016	Year Ended October 31,
Class C Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	14.26	14.79	14.51	13.89	13.37	13.39
Investment Operations:
Investment income—net[a]	.05	.06	.21	.08	.06	.10
Net realized and unrealized gain (loss) on investments	.29	.02[b]	.20	.55	.53	(.12)
Total from Investment Operations	.34	.08	.41	.63	.59	(.02)
Distributions:
Dividends from investment income—net	(.48)	(.61)	-	(.01)	-	-
Dividends from net realized gain on investments	-	-	(.13)	-	(.07)	-
Total Distributions	(.48)	(.61)	(.13)	(.01)	(.07)	-
Net asset value, end of period	14.12	14.26	14.79	14.51	13.89	13.37
Total Return (%)[c]	2.52[d]	.49	2.87	4.58	4.39	(.22)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.91[e]	1.91	1.96	2.21	2.56	4.37
Ratio of net expenses to average net assets	1.90[e]	1.90	1.90	2.18	2.25	2.25
Ratio of net investment income to average net assets	.68[e]	.39	1.41	.58	.51	.75
Portfolio Turnover Rate	43.23[d]	68.92	47.01	44.96	53.24	42.97
Net Assets, end of period ($ x 1,000)	22,324	16,470	11,969	5,671	944	1,190

a Based on average shares outstanding.
b In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2016	Year Ended October 31,
Class I Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	14.68	15.18	14.81	14.10	13.56	13.46
Investment Operations:
Investment income—net[a]	.13	.21	.38	.26	.21	.18
Net realized and unrealized gain (loss) on investments	.30	.01[b]	.19	.54	.53	(.08)
Total from Investment Operations	.43	.22	.57	.80	.74	.10
Distributions:
Dividends from investment income—net	(.62)	(.72)	(.07)	(.09)	(.13)	-
Dividends from net realized gain on investments	-	-	(.13)	-	(.07)	-
Total Distributions	(.62)	(.72)	(.20)	(.09)	(.20)	-
Net asset value, end of period	14.49	14.68	15.18	14.81	14.10	13.56
Total Return (%)	3.10[c]	1.49	3.89	5.79	5.45	.74
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.87[d]	.86	.90	1.11	1.35	2.33
Ratio of net expenses to average net assets	.87[d]	.86	.90	1.11	1.25	1.25
Ratio of net investment income to average net assets	1.78[d]	1.40	2.51	1.84	1.55	1.46
Portfolio Turnover Rate	43.23[c]	68.92	47.01	44.96	53.24	42.97
Net Assets, end of period ($ x 1,000)	188,735	104,057	74,438	60,482	52,410	21,044

a Based on average shares outstanding.
b In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.
c Not annualized.
d Annualized
See notes to financial statements.

18

	Six Months Ended
	April 30, 2016	Year Ended October 31,
Class Y Shares	(Unaudited)	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	14.69	15.18	14.81	14.16
Investment Operations:
Investment income—net[b]	.12	.22	.26	.05
Net realized and unrealized gain (loss) on investments	.31	.02[c]	.31	.60
Total from Investment Operations	.43	.24	.57	.65
Distributions:
Dividends from investment income—net	(.63)	(.73)	(.07)	-
Dividends from net realized gain on investments	-	-	(.13)	-
Total Distributions	(.63)	(.73)	(.20)	-
Net asset value, end of period	14.49	14.69	15.18	14.81
Total Return (%)	3.05[d]	1.57	3.89	4.59[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.82[e]	.83	.88	1.09[e]
Ratio of net expenses to average net assets	.82[e]	.83	.88	1.09[e]
Ratio of net investment income to average net assets	1.74[e]	1.45	1.77	1.10[e]
Portfolio Turnover Rate	43.23[d]	68.92	47.01	44.96
Net Assets, end of period ($ x 1,000)	452,926	407,642	243,251	41,381

a From July 1, 2013 (commencement of initial offering) to October 31, 2013.
b Based on average shares outstanding.
c In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.
d Not annualized.
e Annualized.
See notes to financial statements.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Real Return Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek total return (consisting of capital appreciation and income). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Capital Management Limited (“Newton”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with

20

GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the“Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as

22

determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	-	32,001,466	-	32,001,466
Equity Securities –Domestic Common Stocks†	149,225,892	-	-	149,225,892
Equity Securities –Foreign Common Stocks†	-	228,010,359††	-	228,010,359
Equity Securities –Foreign Preferred Stocks†	818,415	-	-	818,415
Exchange –Traded Funds	15,373,724	-	-	15,373,724
Foreign Government	-	68,579,282	-	68,579,282
Mutual Funds	60,215,350	-	-	60,215,350
U.S. Treasury	-	197,269,439	-	197,269,439
Other Financial Instruments:

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts†††	-	1,254,856	-	1,254,856
Options Purchased	392,676	-	-	392,676
Liabilities ($)
Other Financial Instruments:
Financial Futures†††	(5,658,771)	-	-	(5,658,771)
Forward Foreign Currency Exchange Contracts†††	-	(10,777,887)	-	(10,777,887)

† See Statement of Investments for additional detailed categorizations.
†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.
††† Amount shown represents unrealized appreciation (depreciation) at period end.

At October 31, 2015, no exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments

24

in affiliated investment companies during the period ended April 30, 2016 were as follows:

Affiliated Investment Company	Value 10/31/2015 ($)	Purchases ($)	Sales ($)	Value 4/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	15,598,919	270,205,940	234,133,747	51,671,112	7.0

In addition, an affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Investments in affiliated companies during the period ended April 30, 2016 were as follows:

Affiliated Company	Value 10/31/2015 ($)	Purchases ($)	Sales ($)	Net Realized Gain (Loss) ($)
Power Shares DB Gold Fund	13,555,443	39,950	-	-

Affiliated Company	Change in Net Unrealized Appreciation (Depreciation) ($)	Value 4/30/2016 ($)	Net Assets (%)	Dividends/ Distributions ($)
Power Shares DB Gold Fund	1,778,331	15,373,724	2.1	-

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $23,975,271 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2015. If not applied, the fund has $9,084,400 of short-term capital losses and $14,890,871 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2015 was as follows: ordinary income $18,822,270. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

26

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2016, was approximately $162,600 with a related weighted average annualized interest rate of 1.36%.

NOTE 3—Management Fee, Sub-Investment Advisory and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2015 through March 1, 2017, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $5,099 during the period ended April 30, 2016.

Pursuant to a sub-investment advisory agreement between Dreyfus and Newton, Dreyfus pays Newton an annual fee of .36% of the value of the fund’s average daily net assets.

During the period ended April 30, 2016, the Distributor retained $72,782 from commissions earned on sales of the fund’s Class A shares and $741 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2016, Class C shares were charged $67,202 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2016, Class A and Class C shares were charged $70,518 and $22,401, respectively, pursuant to the Shareholder Services Plan.

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2016, the fund was charged $2,156 for transfer agency services and $98 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $44.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2016, the fund was charged $60,458 pursuant to the custody agreement.

During the period ended April 30, 2016, the fund was charged $4,997 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $442,173, Distribution Plan fees $13,302, Shareholder Services Plan fees $19,736, custodian fees $59,461, Chief Compliance Officer fees $3,208 and transfer agency fees $1,367, which are offset against an expense reimbursement currently in effect in the amount of $1,710.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures, options transactions and forward contracts, during the period ended April 30, 2016, amounted to $464,632,939 and $238,204,005, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements

28

or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity risk and currency risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at April 30, 2016 are set forth in the Statement of Financial Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of equities, interest rates, foreign currencies or as a substitute for an investment. The fund is subject to market risk, interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended April 30, 2016:

			Options Terminated
	Number of	Premiums		Net Realized
Options Written:	Contracts	Received ($)	Cost ($)	Gain(Loss) ($)
Contracts outstanding October 31, 2015	-	-
Contracts written	1,099	630,563
Contracts terminated:
Contracts closed	1,099	630,563	242,876	387,687
Contracts outstanding April 30, 2016	-	-

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign

30

currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at April 30, 2016:

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases:
JP Morgan Chase Bank
Australian Dollar,
Expiring
6/15/2016	1,104,497	852,793	838,118	(14,675)
Canadian Dollar,
Expiring
5/18/2016	1,634,471	1,270,401	1,302,674	32,273
Swedish Krona,
Expiring
5/18/2016	18,973,884	2,228,478	2,364,343	135,865
Royal Bank of Scotland
Australian Dollar,
Expiring
6/15/2016	1,233,306	960,728	935,862	(24,866)
Euro,
Expiring
7/15/2016	522,898	591,792	600,213	8,421

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases: (continued)
Royal Bank of Scotland (continued)
Israeli Shekel,
Expiring
5/18/2016	1,230,849	326,713	329,501	2,788
Japanese Yen,
Expiring
6/15/2016	1,844,583,000	16,369,142	17,359,289	990,147
UBS
Australian Dollar,
Expiring
6/15/2016	3,698,927	2,805,765	2,806,832	1,067
New Zealand Dollar,
Expiring
5/18/2016	1,527,923	1,043,586	1,065,758	22,172
Swedish Krona,
Expiring
5/18/2016	8,099,120	955,147	1,009,234	54,087
Sales:
Barclays Bank
Australian Dollar,
Expiring
6/15/2016	100,362,463	74,256,810	76,157,380	(1,900,570)
Israeli Shekel,
Expiring
5/2/2016	802	214	215	(1)
5/18/2016	6,100,659	1,579,933	1,633,159	(53,226)
JP Morgan Chase Bank
Australian Dollar,
Expiring
6/15/2016	12,503,323	9,438,393	9,487,813	(49,420)
Canadian Dollar,
Expiring
5/18/2016	33,595,982	24,777,123	26,776,006	(1,998,883)
Euro,
Expiring
7/15/2016	961,195	1,089,626	1,103,315	(13,689)
New Zealand Dollar,
Expiring
5/18/2016	8,956,370	6,001,662	6,247,256	(245,594)
South African Rand,
Expiring
7/15/2016	21,322,896	1,413,894	1,474,406	(60,512)

32

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
Royal Bank of Scotland
Australian Dollar,
Expiring
6/15/2016	1,161,947	869,748	881,713	(11,965)
British Pound,
Expiring
5/4/2016	24,788	36,309	36,220	89
7/15/2016	82,148,842	116,689,153	120,060,977	(3,371,824)
Canadian Dollar,
Expiring
5/18/2016	18,369,476	14,258,850	14,640,477	(381,627)
Euro,
Expiring
7/15/2016	626,759	712,322	719,431	(7,109)
Japanese Yen,
Expiring
6/15/2016	920,276,618	8,427,696	8,660,683	(232,987)
New Zealand Dollar,
Expiring
5/18/2016	40,048,774	26,533,020	27,934,862	(1,401,842)
UBS
Australian Dollar,
Expiring
6/15/2016	909,893	698,395	690,448	7,947
British Pound,
Expiring
7/15/2016	490,841	699,286	717,367	(18,081)
Canadian Dollar,
Expiring
5/18/2016	1,174,287	906,773	935,907	(29,134)
Euro,
Expiring
7/15/2016	54,036,813	61,717,278	62,026,592	(309,314)
New Zealand Dollar,
Expiring
5/18/2016	14,900,594	9,899,283	10,393,477	(494,194)
Swedish Krona,
Expiring
5/18/2016	27,073,004	3,215,203	3,373,577	(158,374)
Gross Unrealized Appreciation				1,254,856
Gross Unrealized Depreciation				(10,777,887)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2016 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Equity risk	115,926	[1]	Equity risk	(5,658,771)	[2]
Foreign exchange risk	1,254,856	[3]	Foreign exchange risk	(10,777,887)	[3]
Interest rate risk	276,750	[1]
Gross fair value of derivative contracts	1,647,532			(16,436,658)

Statement of Assets and Liabilities location:

[1]Options purchased are included in Investments in securities—Unaffiliated issuers, at value.

[2]Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of Financial Futures, but only the unpaid variation margin is reported in the Statement of
Assets and Liabilities.

[3]Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2016 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Financial Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Total
Interest rate	-		75,822		-		75,822
Equity	(4,150,105)		63,652		-		(4,086,453)
Foreign Exchange	173,524		107,305		2,119,173		2,400,002
Total	(3,976,581)		246,779		2,119,173		(1,610,629)

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Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Financial Futures	[4]	Options Transactions	[5]	Forward Contracts	[6]	Total
Interest rate	-		(22,600)		-		(22,600)
Equity	138,275		(337,363)		-		(199,088)
Foreign Exchange	-		122,393		(8,218,353)		(8,095,960)
Total	138,275		(237,570)		(8,218,353)		(8,317,648)
Statement of Operations location:

[1]Net realized gain (loss) on financial futures.
[2]Net realized gain (loss) on options transactions.
[3]Net realized gain (loss) on forward foreign currency exchange contracts.
[4]Net unrealized appreciation (depreciation) on financial futures.
[5]Net unrealized appreciation (depreciation) on options transactions.
[6]Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2016, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Financial futures	-	(5,658,771)
Options	392,676	-
Forward contracts	1,254,856	(10,777,887)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	1,647,532	(16,436,658)
Derivatives not subject to
Master Agreements	(392,676)	5,658,771
Total gross amount of assets
and liabilities subject to
Master Agreements	1,254,856	(10,777,887)

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2016:†

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
JP Morgan Chase Bank	168,138		(168,138)	-	-
Royal Bank of Scotland	1,001,445		(1,001,445)	-	-
UBS	85,273		(85,273)	-	-
Total	1,254,856		(1,254,856)	-	-

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Barclays Bank	(1,953,797)		-	-	(1,953,797)
JP Morgan Chase Bank	(2,382,773)		168,138	-	(2,214,635)
Royal Bank of Scotland	(5,432,220)		1,001,445	-	(4,430,775)
UBS	(1,009,097)		85,273	-	(923,824)
Total	(10,777,887)		1,254,856	-	(9,523,031)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
† See Statement of Investments for detailed information regarding collateral held for open financial futures contracts.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2016:

Average Market Value ($)
Equity financial futures	129,896,236
Equity options contracts	60,914
Interest rate options contracts	68,679
Foreign currency options contracts	30,441
Forward contracts	285,428,099

At April 30, 2016, accumulated net unrealized appreciation on investments was $37,238,690, consisting of $51,747,890 gross unrealized appreciation and $14,509,200 gross unrealized depreciation.

36

At April 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on February 17-18, 2016, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Capital Management Limited (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and

38

with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians and that the fund’s total expenses were the lowest in the Expense Group.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2017, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) do not exceed .90% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser

39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

and Dreyfus. The Board also noted the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

• The Board was satisfied with the fund’s relative performance.

40

• The Board concluded that the fees paid to Dreyfus and the Subadviser were reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of the fund and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreements.

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For More Information

Dreyfus Global Real Return Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Newton Capital
Management Limited
160 Queen Victoria Street
London, EC4V, 4LA, UK

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DRRAX Class C: DRRCX Class I: DRRIX Class Y: DRRYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6278SA0416

Dreyfus Total Emerging Markets Fund

SEMIANNUAL REPORT April 30, 2016

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Total Emerging Markets Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Total Emerging Markets Fund, covering the six-month period from November 1, 2015 through April 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery remained intact over the reporting period. Steady job growth, declining unemployment claims, improved consumer confidence, and higher housing prices supported an economic expansion that so far has lasted nearly seven years. These factors, along with low inflation, prompted the Federal Reserve Board in December 2015 to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to stagnate despite historically aggressive monetary policies, including negative short-term interest rates in Europe and Japan. Global growth has been hampered by weak demand, volatile commodity prices, the lingering effects of various financial crises, unfavorable demographic trends, and low productivity growth. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied strongly to post positive total returns, on average, for the reporting period overall.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist over the foreseeable future until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 16, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2015 through April 30, 2016, as provided by Sean P. Fitzgibbon, Federico Garcia Zamora, Gaurav Patankar, and Josephine Shea, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2016, Dreyfus Total Emerging Markets Fund’s Class A shares produced a total return of 0.20%, Class C shares returned -0.20%, Class I shares returned 0.39%, and Class Y shares returned 0.39%.1 In comparison, the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”), the fund’s benchmark, returned -0.13% for the same period.2 The fund’s secondary benchmark index, the hybrid “Total EM Index,” returned 2.04%. The Total EM Index is a blend of 70.00% Morgan Stanley Capital International Emerging Markets Index, 15.00% JP Morgan (JPM) Government Bond Index-Emerging Markets Global Diversified, 7.50% JPM Emerging Markets Bond Index-Global, and 7.50% JPM Corporate Emerging Markets Bond Index-Diversified. 3

Global macroeconomic uncertainties led to a volatile environment for emerging markets, from which equities generally emerged little changed and bonds delivered mild gains. The fund’s fixed income exposure enabled the fund’s Class A, Class I, and Class Y shares to outperform the benchmark.

Effective December 2015, Gaurav Patankar became a Portfolio Manager for the fund.

Effective January 2016, Federico Garcia Zamora and Josephine Shea became Portfolio Managers for the fund.

The Fund’s Investment Approach

The fund seeks to maximize total return. To pursue its goal, the fund normally invests at least 70% of its assets in equities, bonds, and currencies issued by, or economically tied to, emerging markets. We base asset and country allocation decisions on our global macroeconomic view and top-down country-specific outlooks, along with our bottom-up valuation assessments of individual securities. Equity, bond, and currency investments all rely on in-depth fundamental analysis, supported by proprietary quantitative models. By constructing a portfolio that is liquid and diversified from an asset class and country perspective, we seek to reduce volatility and country concentration risk.

Volatile Market Conditions Undermined Equities

Emerging market equities slid lower in choppy trading during the last two months of 2015 under pressure from weakening commodity prices and declining currency values against the U.S. dollar. Investor sentiment turned more sharply negative in January 2016 in response to further deterioration in commodity prices and weak economic growth in China, Brazil, and other key regional markets. By January 20, 2016, the MSCI EM Index had declined by approximately 20% since the beginning of the reporting period, putting it in bear market territory.

Emerging market equities staged a strong recovery starting in early February as investors responded positively to a rebound in commodity prices, an easing of emerging market liquidity concerns, and a decline in the relative strength of the U.S. dollar. Developments in a few major emerging nations further encouraged investors, including the increasing likelihood of political change in Brazil and improved industrial production and retail sales data from China. By the end of the reporting period, the MSCI EM Index had recovered nearly all of its previous losses. Meanwhile, emerging market bonds generally rallied over the reporting period as interest rates declined and credit conditions began to improve.

Fund Strategies Delivered Mixed Results

Fixed income exposure helped insulate the fund from equity market volatility, enhancing its relative performance. The fund’s currency exposure proved especially effective, including overweighted

3

DISCUSSION OF FUND PERFORMANCE (continued)

exposure to the rebounding Brazilian real and a short position in the Korean won, Turkish lira, and South African rand. Quasi-sovereign bonds from Kazakhstan benefited from a buyback by a state-owned energy company, and sovereign, quasi-sovereign and corporate bonds from Argentina rallied amid economic and political reforms. Longer-dated Brazilian bonds also added value.

The fund’s relative performance further benefited from overweighted exposure to the Mexican stock market and from strong individual holdings such as low-cost domestic air carrier Volaris, airport operator Grupo Aeroportuario del Centro Norte, and soft drinks bottler Arca Continental. Overweighted exposure to rising Indonesian equities, such as Telekomunikasi Indonesia and department store Matahari, further bolstered relative returns. In Hungary, the fund’s only holding, specialty pharmaceutical maker Richter Gedeon, rose due to improving sales and profits. Other notably strong performers included Thailand-based Thai Beverage and South Korea’s LG Household & Health Care.

On the other hand, the fund’s relative performance suffered due to lack of exposure to Brazilian equities, which benefited from rising commodity prices and expectations of political change. In South Korea, Korea Investment Holdings was hurt by weak equity trading volumes and fixed income trends. In South Africa, lack of exposure to basic materials stocks detracted from returns, as did financial services provider Barclays Africa Group. Finally, in China, health care companies such as Sino Biopharmaceutical and Shanghai Pharmaceuticals further undermined relative performance.

Emphasizing Exposure to High-Growth Areas

Improving economic conditions in the developed world and better economic data in China are currently creating a more positive environment for emerging market economies. We have positioned the fund to take advantage of opportunities in emerging stock markets by increasing its exposure to areas we believe have the potential for significant economic growth, such as consumer and technology companies. As of the end of the reporting period, we have trimmed the fund’s exposure to Indian and South African equities, while increasing exposure to Indonesia.

The fund’s allocation to fixed income securities remains roughly unchanged from the prior reporting period. We have continued to emphasize bonds and currencies that we expect to benefit from favorable interest-rate and foreign exchange trends, respectively.

May 16, 2016

Equity securities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Bond securities are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging market countries.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.

¹ Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until March 1, 2017, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower for Class A, Class C, and Class Y.

2 SOURCE: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The Morgan Stanley Capital International Emerging Markets (MSCI EM) Index is a market capitalization-weighted index composed of companies representative of the market structure of select designated emerging market countries in Europe, Latin America, and the Pacific Basin. Investors cannot invest directly in any index.

3 SOURCE: FactSet — The Total EM Index is an unmanaged hybrid index composed of 70% Morgan Stanley Capital International Emerging Markets Index/15% JP Morgan (JPM) Government Bond Index-Emerging Markets Global Diversified/7.5% JPM Emerging Markets Bond Index-Global/7.5% JPM Corporate Emerging Markets Bond Index-Diversified. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Total Emerging Markets Fund from November 1, 2015 to April 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 7.96	$ 11.67	$ 6.73	$ 6.48
Ending value (after expenses)	$1,002.00	$998.00	$1,003.90	$1,003.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 8.02	$ 11.76	$ 6.77	$ 6.52
Ending value (after expenses)	$1,016.91	$1,013.18	$1,018.15	$1,018.40

†  Expenses are equal to the fund's annualized expense ratio of 1.60% for Class A, 2.35% for Class C, 1.35% for Class I and 1.30% for Class Y, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2016 (Unaudited)

Bonds and Notes - 26.8%		Principal Amount ($)	[a]	Value ($)
Angola - .3%
Angolian Government, Sr. Scd. Notes, 7.00%, 8/16/19		218,750		221,211
Argentina - 1.9%
Argentine Government, Sr. Unscd. Bonds, 7.50%, 4/22/26		405,000	[b]	412,088
Argentine Government, Sr. Unscd. Notes, 9.95%, 6/09/21		645,000	[b]	704,662
Argentine Government, Sr. Unscd. Notes, 5.83%, 12/31/33	ARS	130,000		46,735
Central Bank of Argentina, Unscd. Notes, 0.00%, 7/20/16	ARS	300,000	[c]	19,499
Central Bank of Argentina, Unscd. Notes, 0.00%, 7/27/16	ARS	400,000	[c]	25,845
YPF, Sr. Unscd. Notes, 8.50%, 7/28/25		470,000		485,863
			1,694,692
Azerbaijan - .2%
Azerbaijan Government, Sr. Unscd. Notes, 4.75%, 3/18/24		200,000		194,500
Brazil - 1.4%
Brazil Minas, Govt. Gtd. Notes, 5.33%, 2/15/28		650,000		562,250
Brazilian Government, Notes, Ser. F, 10.00%, 1/01/25	BRL	1,200,000		317,827
Odebrecht Finance, Gtd. Notes, 4.38%, 4/25/25		400,000		151,800
Petrobras Global Finance, Gtd. Notes, 3.25%, 3/17/17		235,000		232,180
			1,264,057
Chile - 1.2%
AES Gener, Sr. Unscd. Notes, 5.00%, 7/14/25		200,000	[b]	204,036
CODELCO, Sr. Unscd Notes, 4.50%, 9/16/25		850,000		890,273
			1,094,309
Colombia - 1.1%
Colombian Government, Sr. Unscd. Notes, 5.63%, 2/26/44		435,000		445,875
Emgesa, Sr. Unscd. Notes, 8.75%, 1/25/21	COP	237,000,000		80,508
Empresas Publicas de Medellin, Sr. Unscd. Notes, 8.38%, 2/01/21	COP	684,000,000		230,923
Empresas Publicas de Medellin, Sr. Unscd. Notes, 7.63%, 9/10/24	COP	230,000,000	[b]	71,036
Findeter, Sr. Unscd. Notes, 7.88%, 8/12/24	COP	450,000,000	[b]	136,423
			964,765
Dominican Republic - 1.3%
Dominican Republic Government, Sr. Unscd Bonds, 7.45%, 4/30/44		1,050,000		1,118,250
El Salvador - .3%
El Salvador Government, Sr. Unscd Notes, 5.88%, 1/30/25		250,000		222,500

6

Bonds and Notes - 26.8% (continued)		Principal Amount ($)	[a]	Value ($)
Georgia - .5%
Georgian Railway JSC, Sr. Unscd. Notes, 7.75%, 7/11/22		430,000		464,400
Ghana - .9%
Ghanaian Government, Sr. Unscd. Bonds, 8.50%, 10/04/17		825,000		827,062
Hungary - .5%
MFB Magyar Fejlesztesi Bank, Govt. Gtd. Notes, 6.25%, 10/21/20		360,000		399,557
India - 1.1%
Bharti Airtel, Sr. Unscd. Notes, 4.38%, 6/10/25		200,000		204,989
Vedanta Resources, Sr. Unscd. Bonds, 8.25%, 6/07/21		950,000		760,000
			964,989
Indonesia - .7%
Perusahaan Gas Negara, Sr. Unscd. Notes, 5.13%, 5/16/24		620,000		641,574
Israel - .7%
Israel Electric, Sr. Scd. Bonds, 5.00%, 11/12/24		550,000	[b]	589,187
Ivory Coast - 1.0%
Ivory Coast Government, Sr. Unscd. Notes, 5.38%, 7/23/24		995,000		927,022
Jamaica - .7%
Digicel Group, Sr. Unscd. Notes, 7.13%, 4/01/22		495,000		405,281
Jamaican Government, Sr. Unscd. Notes, 6.75%, 4/28/28		230,000		236,325
			641,606
Kazakhstan - .8%
Kazakhstan Government, Sr. Unscd Notes, 3.88%, 10/14/24		220,000		215,611
Kazakhstan Temir Zholy Finance, Gtd. Notes, 6.95%, 7/10/42		200,000	[b]	188,056
Kazakhstan Temir Zholy Finance, Gtd. Notes, 6.95%, 7/10/42		315,000		296,188
			699,855
Lebanon - .1%
Lebanese Government, Sr. Unscd. Notes, 6.60%, 11/27/26		95,000		94,169
Malaysia - .8%
Petronas Capital, Sr. Unscd. Notes, 3.50%, 3/18/25		680,000		698,841
Mexico - 3.1%
Cemex, Sr. Scd Notes, 5.70%, 1/11/25		950,000		916,750
Mexican Government, Bonds, Ser. M, 7.75%, 12/14/17	MXN	7,070,000		434,743
Mexican Government, Bonds, Ser. M 20, 10.00%, 12/05/24	MXN	13,480,000		1,011,348

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 26.8% (continued)		Principal Amount ($)	[a] Value ($)
Mexico - 3.1% (continued)
Petroleos Mexicanos, Gtd. Notes, 4.50%, 1/23/26		450,000	429,255
			2,792,096
Morocco - 1.2%
Office Cherifien des Phosphates, Sr. Unscd. Notes, 6.88%, 4/25/44		1,040,000	1,087,555
Netherlands - .6%
VTR Finance, Sr. Scd. Notes, 6.88%, 1/15/24		500,000	500,625
Pakistan - .2%
Pakistan Government, Sr. Unscd Notes, 8.25%, 9/30/25		200,000	211,683
Panama - .7%
AES Panama, Sr. Unscd. Notes, 6.00%, 6/25/22		280,000	[b] 283,500
Global Bank, Sr. Unscd. Notes, 5.13%, 10/30/19		230,000	[b] 234,140
Panamanian Government, Sr. Unscd. Bonds, Ser. A, 5.63%, 7/25/22		100,000	110,937
			628,577
Peru - .5%
Cementos Pacasmayo, Gtd. Notes, 4.50%, 2/08/23		250,000	249,000
Corp Financiera de Desarrollo, Sr. Unscd Notes, 4.75%, 7/15/25		200,000	210,000
			459,000
Poland - 1.7%
Polish Government, Bonds, Ser. 0420, 1.50%, 4/25/20	PLN	1,700,000	437,047
Polish Government, Bonds, Ser. 1017, 5.25%, 10/25/17	PLN	1,570,000	434,161
Polish Government, Sr. Unscd. Notes, 3.00%, 3/17/23		630,000	636,319
			1,507,527
Russia - 1.6%
Russian Agricultural Bank, Sr. Unscd. Notes, 5.30%, 12/27/17		400,000	410,496
Russian Agricultural Bank, Sr. Unscd. Notes, 7.75%, 5/29/18		335,000	360,766
Russian Government, Bonds, Ser. 6215, 7.00%, 8/16/23	RUB	17,140,000	241,862
Vnesheconombank, Sr. Unscd. Notes, 6.90%, 7/09/20		400,000	421,465
			1,434,589
Serbia - .5%
Serbian Government, Bonds, 4.88%, 2/25/20		400,000	410,226
Sri Lanka - .2%
Sri Lankan Government, Sr. Unscd Bonds, 6.85%, 11/03/25		200,000	197,679

8

Bonds and Notes - 26.8% (continued)	Principal Amount ($)	[a] Value ($)
United Arab Emirates - .7%
DP World, Sr. Unscd. Notes, 6.85%, 7/02/37	600,000	625,116
Uruguay - .3%
Republica Orient Uruguay, Unscd. Bonds, 4.13%, 11/20/45	150,000	129,750
Uruguayan Government, Sr. Unscd. Notes, 4.38%, 10/27/27	120,000	124,050
		253,800
Total Bonds and Notes (cost $23,492,525)	23,831,019
Common Stocks - 67.1%	Shares	Value ($)
Brazil - 2.1%
Ambev, ADR	328,000	1,833,520
China - 18.4%
ANTA Sports Products	663,000	1,690,925
Beijing Capital International Airport, Cl. H	1,296,000	1,385,241
China Construction Bank, Cl. H	2,009,000	1,279,937
CNOOC	1,751,000	2,170,606
Ctrip.com International, ADR	24,500	[d] 1,068,445
Lenovo Group	594,000	468,428
PICC Property & Casualty, Cl. H	716,000	1,293,005
Ping An Insurance Group Company of China, Cl. H	213,000	991,568
Shanghai Pharmaceuticals Holding, Cl. H	696,200	1,471,852
Sinotrans, Cl. H	1,592,000	725,349
Tencent Holdings	187,600	3,806,840
		16,352,196
Hong Kong - 2.6%
CSPC Pharmaceutical Group	722,000	639,038
Haier Electronics Group	425,000	708,332
Sino Biopharmaceutical	1,321,000	937,076
		2,284,446
Hungary - 1.5%
Richter Gedeon	67,101	1,333,578
India - 3.4%
ICICI Bank, ADR	196,420	1,384,761
Reliance Industries, GDR	55,124	[b] 1,633,475
		3,018,236
Indonesia - 5.3%
Bank Negara Indonesia	2,255,100	782,316
Bank Rakyat Indonesia	702,500	549,947
Gudang Garam	64,000	335,506
Matahari Department Store	995,300	1,430,712
Telekomunikasi Indonesia	6,052,700	1,625,429
		4,723,910
Mexico - 5.7%
Arca Continental	133,100	918,142
Controladora Vuela Compania de Aviacion, ADR	82,640	[d] 1,725,523
Grupo Aeroportuario del Centro Norte	213,200	1,236,226
Grupo Financiero Banorte, Ser. O	217,100	1,234,359
		5,114,250

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 67.1% (continued)	Shares	[a] Value ($)
Peru - .9%
Credicorp	5,790	841,982
Philippines - 1.4%
Metropolitan Bank & Trust	702,184	1,215,628
Russia - 2.1%
Sberbank of Russia, ADR	229,205	1,838,224
South Africa - 3.6%
Barclays Africa Group	152,565	1,554,808
Clicks Group	223,277	1,629,424
Mediclinic International	5,320	[d] 70,344
		3,254,576
South Korea - 8.7%
BGF Retail	8,307	1,349,309
KB Financial Group	53,240	1,616,103
Korea Investment Holdings	20,300	815,892
LG Household & Health Care	1,645	1,449,273
Samsung Electronics	2,336	2,540,157
		7,770,734
Taiwan - 4.9%
Advanced Semiconductor Engineering	696,158	651,930
Largan Precision	21,000	1,467,216
Taiwan Semiconductor Manufacturing	494,000	2,263,504
		4,382,650
Thailand - 2.9%
Jasmine Broadband Internet Infrastructure Fund, Cl. F	2,590,436	696,686
Thai Beverage	3,425,200	1,896,665
		2,593,351
Turkey - 1.1%
Turkiye Halk Bankasi	168,842	648,781
Turkiye Vakiflar Bankasi, Cl. D	185,694	327,897
		976,678
United Arab Emirates - 2.5%
Abu Dhabi Commercial Bank	278,082	495,421
Emaar Properties	363,416	668,401
Mediclinic International	80,166	1,062,974
		2,226,796
Total Common Stocks (cost $58,438,878)	59,760,755

10

Other Investment - 5.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $5,018,068)	5,018,068	[e] 5,018,068
Total Investments (cost $86,949,471)	99.5%	88,609,842
Cash and Receivables (Net)	0.5%	453,291
Net Assets	100.0%	89,063,133

ADR—American Depository Receipt
GDR—Global Depository Receipt

a Principal amount stated in U.S. Dollars unless otherwise noted.
ARS—Argentine Peso
BRL—Brazilian Real
COP—Colombian Peso
MXN—Mexican Peso
PLN—Polish Zloty
RUB—Russian Ruble
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, these securities were valued at $4,456,603 or 5.0% of net assets.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Non-income producing security.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Financial	19.7
Foreign/Governmental	17.4
Information Technology	9.7
Corporate Bonds	9.3
Consumer Discretionary	8.7
Industrial	8.6
Consumer Staples	7.4
Health Care	6.2
Money Market Investment	5.6
Energy	4.3
Telecommunication Services	2.6
99.5

† Based on net assets.
See notes to financial statements.

11

STATEMENT OF OPTIONS WRITTEN

April 30, 2016 (Unaudited)

	Face Amount Covered by Contracts ($)	Value ($)
Call Options:
Brazilian Real,
June 2016 @ BRL 4.25	800,000	(272)
Colombian Peso,
July 2016 @ COP 3,300	900,000	(2,683)
South African Rand,
June 2016 @ ZAR 17.5	800,000	(261)
South African Rand,
July 2016 @ ZAR 16.5	900,000	(3,410)
Total Options Written (premiums received $65,050)		(6,626)

See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	81,931,403	83,591,774
Affiliated issuers	5,018,068	5,018,068
Cash		15,522
Cash denominated in foreign currency	403,173	407,712
Dividends and interest receivable		492,812
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		392,645
Receivable for investment securities sold		15,743
Prepaid expenses		31,207
		89,965,483
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		114,985
Payable for investment securities purchased		540,342
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		197,623
Outstanding options written, at value (premiums received $65,050)—See Statement of Options Written—Note 4		6,626
Accrued expenses		42,774
		902,350
Net Assets ($)		89,063,133
Composition of Net Assets ($):
Paid-in capital		98,713,030
Accumulated undistributed investment income—net		561,327
Accumulated net realized gain (loss) on investments		(12,134,597)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions and foreign currency transactions		1,923,373
Net Assets ($)		89,063,133

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	887,946	593,394	86,283,451	1,298,342
Shares Outstanding	86,253	58,687	8,355,927	125,632
Net Asset Value Per Share ($)	10.29	10.11	10.33	10.33

See notes to financial statements.

13

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2016 (Unaudited)

Investment Income ($):
Income:
Interest (net of $3,048 foreign taxes withheld at source)	582,212
Dividends (net of $47,162 foreign taxes withheld at source):
Unaffiliated issuers	467,600
Affiliated issuers	4,325
Total Income	1,054,137
Expenses:
Management fee—Note 3(a)	363,692
Custodian fees—Note 3(c)	44,597
Professional fees	39,347
Registration fees	26,949
Directors’ fees and expenses—Note 3(d)	19,206
Prospectus and shareholders’ reports	7,856
Shareholder servicing costs—Note 3(c)	3,239
Distribution fees—Note 3(b)	2,226
Interest expense—Note 2	566
Loan commitment fees—Note 2	375
Miscellaneous	18,223
Total Expenses	526,276
Less—reduction in expenses due to undertaking—Note 3(a)	(31,464)
Less—reduction in fees due to earnings credits—Note 3(c)	(14)
Net Expenses	494,798
Investment Income—Net	559,339
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(1,252,993)
Net realized gain (loss) on options transactions	159,374
Net realized gain (loss) on forward foreign currency exchange contracts	30,959
Net Realized Gain (Loss)	(1,062,660)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	2,788,909
Net unrealized appreciation (depreciation) on options transactions	24,311
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	42,082
Net Unrealized Appreciation (Depreciation)	2,855,302
Net Realized and Unrealized Gain (Loss) on Investments	1,792,642
Net Increase in Net Assets Resulting from Operations	2,351,981

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations ($):
Investment income—net	559,339	1,472,527
Net realized gain (loss) on investments	(1,062,660)	(8,763,538)
Net unrealized appreciation (depreciation) on investments	2,855,302	(3,971,985)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,351,981	(11,262,996)
Dividends to Shareholders from ($):
Investment income—net:
Class A	-	(19,328)
Class C	-	(6,578)
Class I	-	(1,439,219)
Class Y	-	(15,627)
Tax return of capital:
Class A	-	(2,184)
Class C	-	(1,782)
Class I	-	(174,189)
Class Y	-	(1,881)
Total Dividends	-	(1,660,788)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	34,153	37,137
Class I	27,122,692	5,140,978
Class Y	1,139,040	1,292,262
Dividends reinvested:
Class A	-	13,272
Class C	-	3,480
Class I	-	32,469
Class Y	-	11,336
Cost of shares redeemed:
Class A	(62,606)	(239,920)
Class C	(71,120)	(33,805)
Class I	(11,318,748)	(6,222,559)
Class Y	(917,109)	(731,868)
Increase (Decrease) in Net Assets from Capital Stock Transactions	15,926,302	(697,218)
Total Increase (Decrease) in Net Assets	18,278,283	(13,621,002)
Net Assets ($):
Beginning of Period	70,784,850	84,405,852
End of Period	89,063,133	70,784,850
Undistributed investment income—net	561,327	1,988

15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Capital Share Transactions (Shares):
Class A
Shares sold	3,343	3,302
Shares issued for dividends reinvested	-	1,201
Shares redeemed	(6,306)	(21,943)
Net Increase (Decrease) in Shares Outstanding	(2,963)	(17,440)
Class C
Shares issued for dividends reinvested	-	318
Shares redeemed	(7,343)	(3,094)
Net Increase (Decrease) in Shares Outstanding	(7,343)	(2,776)
Class I
Shares sold	2,887,250	442,315
Shares issued for dividends reinvested	-	2,938
Shares redeemed	(1,152,720)	(538,385)
Net Increase (Decrease) in Shares Outstanding	1,734,530	(93,132)
Class Y
Shares sold	119,562	116,210
Shares issued for dividends reinvested	-	1,026
Shares redeemed	(96,147)	(68,748)
Net Increase (Decrease) in Shares Outstanding	23,415	48,488

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2016	Year Ended October 31,
Class A Shares	(Unaudited)	2015	2014	2013	2012	2011[a]
Per Share Data ($):
Net asset value, beginning of period	10.27	12.13	12.22	11.52	11.38	12.50
Investment Operations:
Investment income—net[b]	.06	.19	.21	.21	.21	.18
Net realized and unrealized gain (loss) on investments	(.04)[c]	(1.84)	(.13)	.51	.14	(1.30)
Total from Investment Operations	.02	(1.65)	.08	.72	.35	(1.12)
Distributions:
Dividends from investment income—net	–	(.19)	(.17)	(.02)	(.21)	-
Tax return of capital	–	(.02)	-	-	-	-
Total Distributions	–	(.21)	(.17)	(.02)	(.21)	-
Net asset value, end of period	10.29	10.27	12.13	12.22	11.52	11.38
Total Return (%)[d]	.20[e]	(13.76)	.71	6.25	3.18	(8.96)[e]
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	1.79[f]	1.72	1.71	1.71	1.81	2.60[f]
Ratio of net expenses to average net assets	1.60[f]	1.60	1.60	1.61	1.65	1.65[f]
Ratio of net investment income to average net assets	1.25[f]	1.71	1.80	1.78	1.86	2.44[f]
Portfolio Turnover Rate	39.26[e]	125.89	97.47	99.13	100.76	52.76[e]
Net Assets, end of period ($ x 1,000)	888	916	1,294	1,380	738	678

a From March 25, 2011 (commencement of operations) to October 31, 2011.
b Based on average shares outstanding.
c In addition to net realized and unrealized losses on investment, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of share in relation to fluctuating market values for the portfolio investments.
d Exclusive of sales charge.
e Not annualized.
f Annualized.
See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2016	Year Ended October 31,
Class C Shares	(Unaudited)	2015	2014	2013	2012	2011[a]
Per Share Data ($):
Net asset value, beginning of period	10.13	11.96	12.07	11.44	11.33	12.50
Investment Operations:
Investment income—net[b]	.02	.10	.12	.11	.13	.13
Net realized and unrealized gain (loss) on investments	(.04)[c]	(1.81)	(.14)	.52	.13	(1.30)
Total from Investment Operations	(.02)	(1.71)	(.02)	.63	.26	(1.17)
Distributions:
Dividends from investment income—net	–	(.10)	(.09)	-	(.15)	-
Tax return of capital	–	(.02)	-	-	-	-
Total Distributions	–	(.12)	(.09)	-	(.15)	-
Net asset value, end of period	10.11	10.13	11.96	12.07	11.44	11.33
Total Return (%)[d]	(.20)[e]	(14.36)	(.03)	5.42	2.38	(9.36)[e]
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	2.52[f]	2.46	2.44	2.42	2.51	3.38[f]
Ratio of net expenses to average net assets	2.35[f]	2.35	2.35	2.36	2.40	2.40[f]
Ratio of net investment income to average net assets	.49[f]	.96	1.04	.92	1.15	1.76[f]
Portfolio Turnover Rate	39.26[e]	125.89	97.47	99.13	100.76	52.76[e]
Net Assets, end of period ($ x 1,000)	593	669	823	720	589	524

a From March 25, 2011 (commencement of operations) to October 31, 2011.
b Based on average shares outstanding.
c In addition to net realized and unrealized losses on investment, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of share in relation to fluctuating market values for the portfolio investments.
d Exclusive of sales charge.
e Not annualized.
f Annualized.
See notes to financial statements.

18

	Six Months Ended
	April 30, 2016	Year Ended October 31,
Class I Shares	(Unaudited)	2015	2014	2013	2012	2011[a]
Per Share Data ($):
Net asset value, beginning of period	10.29	12.16	12.25	11.54	11.40	12.50
Investment Operations:
Investment income—net[b]	.08	.21	.24	.24	.25	.19
Net realized and unrealized gain (loss) on investments	(.04)[c]	(1.84)	(.13)	.51	.12	(1.29)
Total from Investment Operations	.04	(1.63)	.11	.75	.37	(1.10)
Distributions:
Dividends from investment income—net	–	(.21)	(.20)	(.04)	(.23)	-
Tax return of capital	–	(.03)	-	-	-	-
Total Distributions	–	(.24)	(.20)	(.04)	(.23)	-
Net asset value, end of period	10.33	10.29	12.16	12.25	11.54	11.40
Total Return (%)	.39[d]	(13.54)	.97	6.52	3.38	(8.80)[d]
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	1.43[e]	1.36	1.35	1.34	1.45	1.88[e]
Ratio of net expenses to average net assets	1.35[e]	1.35	1.35	1.34	1.40	1.40[e]
Ratio of net investment income to average net assets	1.55[e]	1.96	2.04	1.97	2.15	2.54[e]
Portfolio Turnover Rate	39.26[d]	125.89	97.47	99.13	100.76	52.76[d]
Net Assets, end of period ($ x 1,000)	86,283	68,147	81,636	83,306	69,209	52,821

a From March 25, 2011 (commencement of operations) to October 31, 2011.
b Based on average shares outstanding.
c In addition to net realized and unrealized losses on investment, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of share in relation to fluctuating market values for the portfolio investments.
d Not annualized.
e Annualized.
See notes to financial statements.

19

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2016	Year Ended October 31,
Class Y Shares	(unaudited)	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	10.29	12.16	12.25	11.41
Investment Operations:
Investment income—net[b]	.08	.24	.28	.06
Net realized and unrealized gain (loss) on investments	(.04)[c]	(1.87)	(.16)	.78
Total from Investment Operations	.04	(1.63)	.12	.84
Distributions:
Dividends from investment income—net	–	(.22)	(.21)	–
Tax return of capital	–	(.02)	-	–
Total Distributions	–	(.24)	(.21)	–
Net asset value, end of period	10.33	10.29	12.16	12.25
Total Return (%)	.39[d]	(13.53)	.95	7.45[d]
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	1.42[e]	1.38	1.35	1.42[e]
Ratio of net expenses to average net assets	1.30[e]	1.30	1.33	1.35[e]
Ratio of net investment income to average net assets	1.68[e]	2.10	2.26	1.46[e]
Portfolio Turnover Rate	39.26[d]	125.89	97.47	99.13
Net Assets, end of period($ x 1,000)	1,298	1,052	653	1

a From July 1, 2013 (commencement of initial offering) to October 31, 2013.
b Based on average shares outstanding.
c In addition to net realized and unrealized losses on investment, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of share in relation to fluctuating market values for the portfolio investments.
d Not annualized.
e Annualized.
See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Total Emerging Markets Fund (the “fund”) is a separate non-diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek to maximize total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2016, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 40,000 Class A and 40,000 Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s

22

Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as:

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	–	8,310,194	–	8,310,194
Equity Securities – Domestic Common Stocks†	8,692,456	–	–	8,692,456
Equity Securities – Foreign Common Stocks†	–	51,068,299††	–	51,068,299
Foreign Government	–	15,520,825	–	15,520,825
Mutual Funds	5,018,068	–	–	5,018,068
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	–	392,645	–	392,645

24

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	–	(197,623)	–	(197,623)
Options Written	–	(6,626)	–	(6,626)

† See Statement of Investments for additional detailed categorizations.
†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.
††† Amount shown represents unrealized appreciation (depreciation) at period end.

At October 31, 2015, $400,270 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities-Foreign ($)
Balance as of 10/31/2015	400,270
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	–
Purchases/ issuances	–
Sales/ dispositions	–
Transfers into Level 3†	–
Transfers out of Level 3	400,270
Balance as of 4/30/2016	–
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to investments still held at 4/30/2016	–

† Transfers out of Level 3 represent the value at the date of transfer. The transfer out of Level 3 for the current period was due to the resumption of trading of a security.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2016 were as follows:

Affiliated Investment Company	Value 10/31/2015 ($)	Purchases ($)	Sales ($)	Value 4/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	1,494,487	39,763,310	36,239,729	5,018,068	5.6

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

26

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $10,890,107 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2015. The fund has $7,919,639 of short-term capital losses and $2,970,468 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2015 was as follows: ordinary income $1,480,752 and tax return of capital $180,036. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2016, was approximately $89,600 with a related weighted average annualized interest rate of 1.27%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2015 through March 1, 2017, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of Class A, Class C, Class I and Class Y shares (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.35%, 1.35%, 1.35% and 1.30% of the value of the respective class’ average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $31,464 during the period ended April 30, 2016.

During the period ended April 30, 2016, the Distributor retained $2 from commissions earned on sales of the fund's Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2016, Class C shares were charged $2,226 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2016, Class A and Class C shares were charged $1,103 and $742, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees.

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For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2016, the fund was charged $545 for transfer agency services and $35 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $14.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2016, the fund was charged $44,597 pursuant to the custody agreement.

During the period ended April 30, 2016, the fund was charged $5,996 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $72,759, Distribution Plan fees $364, Shareholder Services Plan fees $305, custodian fees $39,941, Chief Compliance Officer fees $3,849 and transfer agency fees $220, which are offset against an expense reimbursement currently in effect in the amount of $2,453.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through use of the fund’s exchange privilege. At April 30, 2016, there were no redemption fees retained by the fund.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, options and forward contracts, during the period ended April 30, 2016, amounted to $40,737,748 and $27,806,925, respectively.

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2016 is discussed below.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in foreign currencies or as a substitute for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as

30

a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended April 30, 2016:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
October 31, 2015	10,700,000	127,807
Contracts written	6,900,000	96,617
Contracts terminated:
Contracts expired	14,200,000	159,374	–	159,374
Contracts outstanding
April 30, 2016	3,400,000	65,050

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral,

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at April 30, 2016:

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases:
Barclays Bank
Colombian Peso,
Expiring
6/15/2016	1,528,025,000	534,275	532,482	(1,793)
Citigroup
Brazilian Real,
Expiring
6/2/2016	5,885,000	1,594,030	1,691,633	97,603
Chilean Peso,
Expiring
6/15/2016	793,960,000	1,162,425	1,196,565	34,140
Indian Rupee,
Expiring
6/15/2016	262,170,000	3,867,384	3,915,995	48,611
Malaysian Ringgit,
Expiring
6/15/2016	4,240,000	1,055,251	1,081,285	26,034
Philippine Peso,
Expiring
6/15/2016	2,450,000	52,586	52,113	(473)
South Korean Won,
Expiring
6/15/2016	3,467,970,000	2,985,435	3,041,439	56,004
HSBC
Mexican New Peso,
Expiring
6/15/2016	4,600,000	261,141	266,091	4,950
JP Morgan Chase Bank
Argentine Peso,
Expiring
7/27/2016	930,000	61,589	61,175	(414)
Brazilian Real,
Expiring
6/2/2016	365,000	101,615	104,919	3,304
Russian Ruble,
Expiring
6/15/2016	13,225,000	203,838	201,515	(2,323)

32

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases: (continued)
JP Morgan Chase Bank (continued)
South African Rand,
Expiring
6/15/2016	14,675,000	933,150	1,020,711	87,561
Taiwan Dollar,
Expiring
6/15/2016	25,435,000	781,077	788,980	7,903
Turkish Lira,
Expiring
6/15/2016	1,395,000	473,902	491,928	18,026
Morgan Stanley Capital Services
Brazilian Real,
Expiring
6/2/2016	2,295,000	656,463	659,694	3,231
Sales:
Citigroup
Indonesian Rupiah,
Expiring
6/15/2016	9,812,580,000	734,199	738,189	(3,990)
Goldman Sachs International
Hungarian Forint,
Expiring
6/15/2016	279,320,000	995,482	1,024,650	(29,168)
HSBC
Singapore Dollar,
Expiring
5/31/2016	1,300,000	960,083	965,788	(5,705)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
JP Morgan Chase Bank
Hungarian Forint,
Expiring
6/15/2016	180,490,000	643,321	662,105	(18,784)
Peruvian New Sol,
Expiring
10/21/2016	12,328,000	3,554,303	3,676,293	(121,990)
Romanian Leu,
Expiring
6/15/2016	4,340,000	1,096,791	1,109,774	(12,983)
Thai Baht,
Expiring
6/15/2016	165,440,000	4,736,215	4,730,937	5,278
Gross Unrealized Appreciation				392,645
Gross Unrealized Depreciation				(197,623)

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2016, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Options	-	(6,626)
Forward contracts	392,645	(197,623)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	392,645	(204,249)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	392,645	(204,249)

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The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2016:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Citigroup	262,392		(4,463)	-	257,929
HSBC	4,950		(4,950)	-	-
JP Morgan Chase Bank	122,072		(122,072)	-	-
Morgan Stanley Capital Services	3,231		-	-	3,231
Total	392,645		(131,485)	-	261,160

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Barclays Bank	(5,475)		-	-	(5,475)
Citigroup	(4,463)		4,463	-	-
Goldman Sachs International	(29,168)		-	-	(29,168)
HSBC	(5,705)		4,950	-	(755)
JP Morgan Chase Bank	(159,177)		122,072	-	(37,105)
UBS	(261)		-	-	(261)
Total	(204,249)		131,485	-	(72,764)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2016:

Average Market Value ($)
Foreign currency options contracts	41,030
Forward contracts	30,569,585

At April 30, 2016, accumulated net unrealized appreciation on investments was $1,660,371, consisting of $6,166,207 gross unrealized appreciation and $4,505,836 gross unrealized depreciation.

At April 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

35

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 17-18, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”)

36

and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or above the Performance Group and Performance Universe medians, except in the four-year period when performance was below the Performance Universe median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was slightly below the Expense Group median, the fund’s actual management fee was slightly above the Expense Group and Expense Universe medians and that the fund’s total expenses were slightly below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2017, so that annual direct fund operating expenses of Class A, Class C, Class I and Class Y shares of the fund (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) do not exceed 1.35%, 1.35%, 1.35% and 1.30%, respectively, of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of

37

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

38

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s relative performance.

• The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices/measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

39

NOTES

40

NOTES

41

For More Information

Dreyfus Total Emerging Markets Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DTMAX Class C: DTMCX Class I: DTEIX Class Y: DTMYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6301SA0416

Dynamic Total Return Fund

SEMIANNUAL REPORT April 30, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

FOR MORE INFORMATION

Back Cover

Dynamic Total Return Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dynamic Total Return Fund, covering the six-month period from November 1, 2015 through April 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery remained intact over the reporting period. Steady job growth, declining unemployment claims, improved consumer confidence, and higher housing prices supported an economic expansion that so far has lasted nearly seven years. These factors, along with low inflation, prompted the Federal Reserve Board in December 2015 to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to stagnate despite historically aggressive monetary policies, including negative short-term interest rates in Europe and Japan. Global growth has been hampered by weak demand, volatile commodity prices, the lingering effects of various financial crises, unfavorable demographic trends, and low productivity growth. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied strongly to post positive total returns, on average, for the reporting period overall.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist over the foreseeable future until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 16, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2015 through April 30, 2016, as provided by Vassilis Dagioglu, James Stavena, Torrey Zaches, Joseph Miletich, and Sinead Colton, Portfolio Managers, Mellon Capital Management Corporation, Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended April 30, 2016, Dynamic Total Return Fund’s Class A shares produced a total return of -2.11%, Class C shares returned -2.49%, Class I shares returned -2.01%, and Class Y shares returned -2.01%.1 In comparison, the Morgan Stanley Capital International World Index (the “MSCI World Index”) produced a total return of -1.05%, and the Citigroup 3-Month Treasury U.S. Bill Index returned 0.09% for the same period.2 The hybrid index, which is composed of 60% MSCI World Index and 40% Citigroup World Government Bond Index (the “Hybrid Index”), returned 2.27% for the same period.3

Modest gains from global bonds were offset by declines in equities over the reporting period as regional monetary policies diverged and long-term global growth concerns intensified. The fund lagged its benchmarks, mainly due to shortfalls in European and Japanese equity markets.

The Fund’s Investment Approach

The fund seeks total return through investments in instruments that provide investment exposure to global equity, bond, currency, and commodities markets, and in fixed-income securities. The fund targets a consistent volatility exposure across various economic regimes. The overall asset allocation of the fund is determined through a combination of bottom-up fundamental-based valuation and a top-down macroeconomic assessment. Among equity markets, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive market-level expected returns. For bond markets, the portfolio managers use proprietary models to identify temporary mispricing among the long-term government bond markets. Our quantitative, long/short, relative value investment approach is designed to identify and exploit relative misevaluations across and within major developed capital markets such as the United States, Canada, Japan, Australia, and many Western European countries as well as emerging markets.

Macroeconomic Concerns Drove Market Performance

Global equities declined moderately over the reporting period amid bouts of volatility stemming from falling commodity prices, economic slowdowns in the emerging markets, and a volatile U.S. dollar. Diverging monetary policies and varying growth prospects across major economies added to market volatility. European and Japanese central banks eased their monetary policies, but policymakers in the United States initiated a move to higher short-term interest rates. Meanwhile, economic concerns, low commodity prices, and fluctuating currency exchange rates produced sharp moves for stocks in the emerging markets.

In spite of the initial U.S. rate hike in December, global bonds rallied over the reporting period as growth concerns in overseas markets intensified over the reporting period’s first half. While international bonds in developed markets generally produced positive returns in local currency terms for the reporting period overall, unhedged gains proved especially volatile, first weakening as the U.S. dollar strengthened against most other currencies in late 2015 and then gaining value when the U.S. dollar weakened in early 2016.

Global Equities Weighed on Relative Performance

Exposure to global equities generally constrained the fund’s relative performance. Overweighted allocations to non-U.S. developed markets, particularly currency-hedged long positions in Japanese and German equities, proved especially counterproductive.

3

DISCUSSION OF FUND PERFORMANCE (continued)

On the other hand, we increased the fund’s exposure to U.S. high yield bonds, which added value during a strong rally later in the reporting period. Defensive positions in U.S. Treasury bonds and Japanese government bonds also fared relatively well. Furthermore, the addition of U.S. Treasury Inflation Protected Securities (“TIPS”) in the real asset portion of the strategy added value when investors responded to slowing global growth concerns. Finally, short positions in the euro and British pound supported relative results when these currencies fell against the U.S. dollar in late 2015. Subsequent profit-taking protected gains when the U.S. dollar later reversed course and weakened.

The fund held no exposure to emerging market equities or debt securities, nor did it hold any exposure to commodities as these asset classes generated significant volatility.

We employed futures contracts to establish exposures to global stocks and bonds, and we used currency forward contracts to set our currency strategies during the reporting period.

More Long-Short Opportunities Emerge

We continue to expect moderate global economic growth and muted inflation. Therefore, we have maintained prudent exposure to global equities, with a concentration in U.S., German, and Japanese markets. However, due to increased risk in equities as global growth trends and monetary policies change, we reduced the fund’s allocation to equities by approximately 10% over the reporting period. We reallocated those assets to long-short positions in government bond markets. We have increased the fund’s long exposure to U.S. Treasury and Australian government bonds with 10-year maturities while increasing our short positions in German and Canadian government bonds with similar maturities. Finally, we have attempted to limit exposure to foreign currency risk by hedging back to the U.S. dollar through short positions in the euro, British pound, and Swedish krona.

May 16, 2016

Equity securities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Bond securities are subject generally to interest rate, credit, liquidity, call, sector, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.

Exposure to the commodities markets may subject the fund to greater volatility than investments in traditional securities. The values of commodities and commodity-linked investments are affected by events that might have less impact on the values of stocks and bonds. Investments linked to the prices of commodities are considered speculative. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of factors.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Past performance is no guarantee of future results.

2 SOURCE: Lipper, Inc. – Citigroup 3-Month U.S. Treasury Bill Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of 90 days. Investors cannot invest directly in any index.

3 SOURCE: FactSet – Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index of global stock market performance, including the United States, Canada, Europe, Australia, New Zealand, and the Far East. The Citigroup World Government Bond (CWGB) Index is a market capitalization-weighted index which includes select designated government bond markets of developed countries. The Hybrid index is an unmanaged hybrid index composed of 60% MSCI World Index and 40% CWGB Index. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dynamic Total Return Fund from November 1, 2015 to April 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 7.33	$ 11.05	$ 6.01	$ 5.66
Ending value (after expenses)	$978.90	$975.10	$979.90	$979.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 7.47	$ 11.27	$ 6.12	$ 5.77
Ending value (after expenses)	$1,017.45	$1,013.67	$1,018.80	$1,019.14

†  Expenses are equal to the fund’s annualized expense ratio of 1.49% for Class A, 2.25% for Class C, 1.22% for Class I and 1.15% for Class Y, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2016 (Unaudited)

Common Stocks - 9.8%	Shares		Value ($)
Exchange-Traded Funds - 9.8%
iShares TIPS Bond ETF	601,328		69,080,561
SPDR Barclays High Yield Bond ETF	1,953,577		68,961,268
(cost $134,775,680)			138,041,829
Options Purchased - 7.0%	Face Amount Covered by Contracts/ Number of Contracts ($)		Value ($)
Call Options - 6.7%
Swiss Market Index Futures, June 2016 @ CHF 7,620	980		407,780
Swiss Market Index Futures, June 2016 @ CHF 7,639	940		377,112
Swiss Market Index Futures, June 2016 @ CHF 7,759	1,900		587,017
Swiss Market Index Futures, June 2016 @ CHF 8,023	2,070		299,920
U.S. Treasury 10 Year Note Futures, June 2016 @ $118	764,300,000		92,193,688
			93,865,517
Put Options - .3%
S & P 500 Index Futures, June 2016 @ 1,950	1,126		4,560,300
Total Options Purchased (cost $94,523,280)			98,425,817
Short-Term Investments - 73.0%	Principal Amount ($)		Value ($)
U.S. Treasury Bills
0.38%, 6/16/16	9,445,000	[a]	9,443,404
0.26%, 8/4/16	341,996,000		341,791,486
0.23%, 5/19/16	300,000,000		299,979,000
0.33%, 6/23/16	52,615,000	[a]	52,604,530
0.24%, 7/21/16	330,194,000		330,059,611
(cost $1,033,772,335)			1,033,878,031
Other Investment - 11.3%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $160,337,094)	160,337,094	[b]	160,337,094
Total Investments (cost $1,423,408,389)	101.1%		1,430,682,771
Liabilities, Less Cash and Receivables	(1.1%)		(15,437,685)
Net Assets	100.0%		1,415,245,086

CHF—Swiss Franc

ETF—Exchange-Traded Fund

SPDR—Standard & Poor's Depository Receipt

aHeld by or on behalf of a counterparty for open financial futures contracts.
bInvestment in affiliated money market mutual fund.

6

Portfolio Summary (Unaudited) †	Value (%)
Short-Term/Money Market Investments	84.3
Exchange-Traded Fund	9.8
Options Purchased	7.0
101.1

† Based on net assets.
See notes to financial statements.

7

STATEMENT OF FINANCIAL FUTURES

April 30, 2016 (Unaudited)

	Contracts	Market Value Covered by Contracts ($)	Expiration	Unrealized Appreciation (Depreciation) at 04/30/2016 ($)

Financial Futures Long
ASX SPI 200	80	7,954,805	June 2016	31,011
Australian 10 Year Bond	2,228	221,319,217	June 2016	1,606,125
CAC 40 10 Euro	572	28,658,292	May 2016	(198,242)
Canadian 10 year Bond	422	46,804,431	June 2016	50,557
DAX	349	100,760,302	June 2016	634,401
Euro-Bund Option	1,500	17,381,945	June 2016	1,989,649
FTSE/MIB Index	86	8,985,332	June 2016	(22,945)
Hang Seng	124	16,668,360	May 2016	(206,936)
IBEX 35 Index	323	33,305,260	May 2016	1,498,159
Japanese 10 Year Bond	141	200,752,726	June 2016	250,317
Long Gilt	220	38,445,915	June 2016	113,536
Standard & Poor's 500	228	117,368,700	June 2016	(26,123)
Standard & Poor's 500 E-mini	3,898	401,318,590	June 2016	11,990,836
Topix	1,161	144,743,092	June 2016	(2,290,062)
Financial Futures Short
Amsterdam Exchange Index	4	(399,991)	May 2016	9,861
Euro-Bond	1,635	(303,066,228)	June 2016	1,104,232
FTSE 100	318	(28,863,893)	June 2016	(598,831)
S&P/Toronto Stock Exchange 60 Index	21	(2,723,791)	June 2016	185,066
U.S. Treasury 10 Year Notes	877	(114,064,813)	June 2016	838,471
Gross Unrealized Appreciation				20,302,221
Gross Unrealized Depreciation				(3,343,139)

See notes to financial statements.

8

STATEMENT OF OPTIONS WRITTEN

April 30, 2016 (Unaudited)

	Number of Contracts	Value ($)
Put Options:
Swiss Market Index Futures,
June 2016 @ CHF 7,620	980	(106,285)
Swiss Market Index Futures,
June 2016 @ CHF 7,639	940	(103,262)
Swiss Market Index Futures,
June 2016 @ CHF 7,759	1,900	(270,985)
Swiss Market Index Futures,
June 2016 @ CHF 8,023	2,070	(533,485)
Total Options Written (premiums received $1,417,320)		(1,014,017)

CHF—Swiss Franc

See notes to financial statements.

9

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	1,263,071,295	1,270,345,677
Affiliated issuers	160,337,094	160,337,094
Cash		461,532
Cash denominated in foreign currency	445,156	458,908
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		23,705,062
Cash collateral held by broker—Note 4		1,920,000
Unrealized appreciation on swap agreements—Note 4		1,636,775
Receivable for shares of Common Stock subscribed		1,416,795
Receivable for investment securities sold		392,447
Dividends and interest receivable		44,775
Receivable from broker for swap transactions—Note 4		120
Prepaid expenses		105,978
		1,460,825,163
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		1,501,106
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		31,503,373
Payable for futures variation margin—Note 4		5,850,826
Payable for shares of Common Stock redeemed		5,133,711
Outstanding options written, at value (premiums received $1,417,320)—See Statement of Options Written—Note 4		1,014,017
Payable for investment securities purchased		392,447
Accrued expenses		184,597
		45,580,077
Net Assets ($)		1,415,245,086
Composition of Net Assets ($):
Paid-in capital		1,471,022,276
Accumulated investment (loss)—net		(20,081,960)
Accumulated net realized gain (loss) on investments		(54,652,887)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions, swap transactions and foreign currency transactions (including $16,959,082 net unrealized appreciation on financial futures)		18,957,657
Net Assets ($)		1,415,245,086

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	246,318,290	154,406,790	465,275,399	549,244,607
Shares Outstanding	16,112,272	10,671,865	29,822,459	35,227,301
Net Asset Value Per Share ($)	15.29	14.47	15.60	15.59

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	775,466
Affiliated issuers	236,822
Interest	494,853
Total Income	1,507,141
Expenses:
Management fee—Note 3(a)	7,725,172
Shareholder servicing costs—Note 3(c)	910,227
Distribution fees—Note 3(b)	562,690
Registration fees	78,194
Directors’ fees and expenses—Note 3(d)	62,870
Prospectus and shareholders’ reports	51,517
Custodian fees—Note 3(c)	50,680
Professional fees	44,844
Loan commitment fees—Note 2	7,683
Miscellaneous	15,299
Total Expenses	9,509,176
Less—reduction in fees due to earnings credits—Note 3(c)	(165)
Net Expenses	9,509,011
Investment (Loss)—Net	(8,001,870)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(913,830)
Net realized gain (loss) on options transactions	13,601,595
Net realized gain (loss) on financial futures	(46,504,198)
Net realized gain (loss) on swap transactions	(466,656)
Net realized gain (loss) on forward foreign currency exchange contracts	27,695,899
Net Realized Gain (Loss)	(6,587,190)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	5,609,551
Net unrealized appreciation (depreciation) on options transactions	5,647,718
Net unrealized appreciation (depreciation) on financial futures	(17,649,035)
Net unrealized appreciation (depreciation) on swap transactions	1,325,597
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(12,010,117)
Net Unrealized Appreciation (Depreciation)	(17,076,286)
Net Realized and Unrealized Gain (Loss) on Investments	(23,663,476)
Net (Decrease) in Net Assets Resulting from Operations	(31,665,346)

See notes to financial statements.

11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations ($):
Investment (loss)—net	(8,001,870)	(11,567,681)
Net realized gain (loss) on investments	(6,587,190)	(36,702,175)
Net unrealized appreciation (depreciation) on investments	(17,076,286)	32,779,962
Net Increase (Decrease) in Net Assets Resulting from Operations	(31,665,346)	(15,489,894)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	66,626,020	266,485,465
Class C	37,069,123	132,899,289
Class I	181,275,027	555,886,892
Class Y	107,354,251	151,343,233
Cost of shares redeemed:
Class A	(82,749,031)	(47,238,345)
Class C	(20,733,279)	(11,200,243)
Class I	(193,177,820)	(126,279,767)
Class Y	(31,661,649)	(61,328,324)
Increase (Decrease) in Net Assets from Capital Stock Transactions	64,002,642	860,568,200
Total Increase (Decrease) in Net Assets	32,337,296	845,078,306
Net Assets ($):
Beginning of Period	1,382,907,790	537,829,484
End of Period	1,415,245,086	1,382,907,790
Accumulated investment (loss)—net	(20,081,960)	(12,080,090)
Capital Share Transactions (Shares):
Class A
Shares sold	4,377,034	16,605,743
Shares redeemed	(5,451,337)	(2,986,569)
Net Increase (Decrease) in Shares Outstanding	(1,074,303)	13,619,174
Class C
Shares sold	2,555,580	8,694,888
Shares redeemed	(1,441,869)	(746,954)
Net Increase (Decrease) in Shares Outstanding	1,113,711	7,947,934
Class Ia
Shares sold	11,653,260	34,065,593
Shares redeemed	(12,554,776)	(7,935,554)
Net Increase (Decrease) in Shares Outstanding	(901,516)	26,130,039
Class Ya
Shares sold	6,924,046	9,358,270
Shares redeemed	(2,055,011)	(3,869,466)
Net Increase (Decrease) in Shares Outstanding	4,869,035	5,488,804

[a]During the period ended April 30, 2016, 116,239 Class I shares representing $1,807,232 were exchanged for 116,329 Class Y shares.

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Month Ended
	April 30, 2016	Year Ended October 31,
Class A Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	15.63	15.36	14.18	12.49	11.74	11.39
Investment Operations:
Investment (loss)—net[a]	(.10)	(.22)	(.19)	(.01)	(.03)	(.04)
Net realized and unrealized gain (loss) on investments	(.24)	.49[b]	1.38	1.65	.78	.39
Payment by affiliate	–	–	–	.05	–	–
Total from Investment Operations	(.34)	.27	1.19	1.69	.75	.35
Distributions:
Dividends from investment income—net	–	–	(.01)	–	–	–
Net asset value, end of period	15.29	15.63	15.36	14.18	12.49	11.74
Total Return (%)[c]	(2.11)[d]	1.69	8.42	13.53[e]	6.39	3.07
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	1.49[f]	1.49	1.54	1.65	1.85	1.88
Ratio of net expenses to average net assets	1.49[f]	1.49	1.50	1.50	1.85	1.88
Ratio of net investment (loss) to average net assets	(1.30)[f]	(1.41)	(1.30)	(.04)	(.21)	(.38)
Portfolio Turnover Rate	3.14[d]	165.55	124.10	1.74	1.65	4.78
Net Assets, end of period ($ x 1,000)	246,318	268,600	54,798	23,462	14,913	18,797

a Based on average shares outstanding.
b In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.
c Exclusive of sales charge.
d Not annualized.
e The total return would have been 13.13% had a reimbursement for a trade error not been made by Mellon Capital.
f Annualized.
See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2016	Year Ended October 31,
Class C Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	14.85	14.70	13.66	12.12	11.48	11.22
Investment Operations:
Investment (loss)—net[a]	(.14)	(.33)	(.29)	(.10)	(.12)	(.13)
Net realized and unrealized gain (loss) on investments	(.24)	.48[b]	1.33	1.59	.76	.39
Payment by affiliate	–	–	–	.05	–	–
Total from Investment Operations	(.38)	.15	1.04	1.54	.64	.26
Net asset value, end of period	14.47	14.85	14.70	13.66	12.12	11.48
Total Return (%)[c]	(2.49)[d]	.95	7.61	12.71[e]	5.58	2.32
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	2.25[f]	2.24	2.30	2.44	2.62	2.63
Ratio of net expenses to average net assets	2.25[f]	2.24	2.25	2.25	2.62	2.63
Ratio of net investment (loss) to average net assets	(2.01)[f]	(2.16)	(2.08)	(.78)	(.98)	(1.12)
Portfolio Turnover Rate	3.14[d]	165.55	124.10	1.74	1.65	4.78
Net Assets, end of period ($ x 1,000)	154,407	141,904	23,672	9,409	7,704	9,180

a Based on average shares outstanding.
b In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.
c Exclusive of sales charge.
d Not annualized.
e The total return would have been 12.29% had a reimbursement for a trade error not been made by Mellon Capital.
f Annualized.
See notes to financial statements.

14

	Six Months Ended
	April 30, 2016	Year Ended October 31,
Class I Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	15.93	15.61	14.39	12.65	11.84	11.44
Investment Operations:
Investment income (loss)—net[a]	(.08)	(.19)	(.14)	.03	.02	.00[b]
Net realized and unrealized gain (loss) on investments	(.25)	.51[c]	1.39	1.67	.79	.40
Payment by affiliate	–	–	–	.05	–	–
Total from Investment Operations	(.33)	.32	1.25	1.75	.81	.40
Distributions:
Dividends from investment income—net	–	–	(.03)	(.01)	–	–
Net asset value, end of period	15.60	15.93	15.61	14.39	12.65	11.84
Total Return (%)	(2.01)[d]	1.92	8.77	13.82[e]	6.84	3.50
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	1.22[f]	1.22	1.21	1.29	1.47	1.49
Ratio of net expenses to average net assets	1.22[f]	1.22	1.21	1.25	1.47	1.49
Ratio of net investment income (loss) to average net assets	(1.04)[f]	(1.15)	(.94)	.20	.13	.01
Portfolio Turnover Rate	3.14[d]	165.55	124.10	1.74	1.65	4.78
Net Assets, end of period ($ x 1,000)	465,275	489,361	71,731	253,971	123,269	49,400

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.
d Not annualized.
e The total return would have been 13.42% had a reimbursement for a trade error not been made by Mellon Capital.
f Annualized.
See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2016	Year Ended October 31,
Class Y Shares	(Unaudited)	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	15.91	15.59	14.39	13.45
Investment Operations:
Investment (loss)—net[b]	(.07)	(.15)	(.17)	(.01)
Net realized and unrealized gain (loss) on investments	(.25)	.47[c]	1.40	.90
Payment by affiliate	–	–	–	.05
Total from Investment Operations	(.32)	.32	1.23	.94
Distributions:
Dividends from investment income—net	–	–	(.03)	–
Net asset value, end of period	15.59	15.91	15.59	14.39
Total Return (%)	(2.01)[d]	2.05	8.56	6.99[d,e]
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	1.15[f]	1.14	1.16	1.31[f]
Ratio of net expenses to average net assets	1.15[f]	1.14	1.16	1.25[f]
Ratio of net investment (loss) to average net assets	(.89)[f]	(.96)	(1.14)	(.18)[f]
Portfolio Turnover Rate	3.14[d]	165.55	124.10	1.74
Net Assets, end of period ($ x 1,000)	549,245	483,043	387,629	1

a From July 1, 2013 (commencement of initial offering) to October 31, 2013.
b Based on average shares outstanding.
c In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.
d Not annualized.
e The total return would have been 6.62% had a reimbursement for a trade error not been made by Mellon Capital.
f Annualized.
See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dynamic Total Return Fund (the “fund”) is a separate non-diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock. The fund currently offers four classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Y (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if

18

there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Exchange-Traded Funds	138,041,829	–	–	138,041,829
Mutual Funds	160,337,094	–	–	160,337,094
U.S. Treasury	–	1,033,878,031	–	1,033,878,031
Other Financial Instruments:
Financial Futures†	20,302,221	–	–	20,302,221
Forward Foreign Currency Exchange Contracts†	–	23,705,062	–	23,705,062
Options Purchased	96,753,988	1,671,829	–	98,425,817
Swaps†	–	1,636,775	–	1,636,775
Liabilities ($)
Other Financial Instruments:
Financial Futures†	(3,343,139)	–	–	(3,343,139)
Forward Foreign Currency Exchange Contracts†	–	(31,503,373)	–	(31,503,373)
Options Written	–	(1,014,017)	–	(1,014,017)

† Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2016, there were no transfers between levels of the fair value hierarchy.

20

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2016 were as follows:

Affiliated Investment Company	Value 10/31/2015 ($)	Purchases ($)	Sales ($)	Value 4/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	251,700,815	450,664,948	542,028,669	160,337,094	11.3

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $29,694,770 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2015. If not applied, $13,436,527 of the carryover expires in fiscal year 2017. The fund has $8,894,856 of post-enactment short-term capital losses and $7,363,387 of

22

post-enactment long-term capital losses which can be carried forward for an unlimited period.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2016, the fund did not borrow under the Facilities.

NOTE 3— Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.10% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus had contractually agreed, from November 1, 2015 through March 1, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceeded 1.25% of the value of the fund’s average daily net assets. During the period ended April 30, 2016, there was no reduction in expenses, pursuant to the undertaking.

Pursuant to a sub-investment advisory agreement between Dreyfus and Mellon Capital, Dreyfus pays Mellon Capital an annual fee of .65% of the value of the fund’s average daily net assets, payable monthly.

During the period ended April 30, 2016, the Distributor retained $60,430 from commissions earned on sales of the fund’s Class A shares and $40,750 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2016, Class C shares were charged $562,690 pursuant to the Distribution Plan.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2016, Class A and Class C shares were charged $323,047 and $187,563, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2016, the fund was charged $6,819 for transfer agency services and $398 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $165.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2016, the fund was charged $50,680 pursuant to the custody agreement.

During the period ended April 30, 2016, the fund was charged $4,997 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $1,281,121, Distribution Plan fees $95,135, Shareholder Services Plan fees $82,916, custodian fees $34,410, Chief Compliance Officer fees $3,208 and transfer agency fees $4,316.

24

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures, options transactions, forward contracts and swap transactions, during the period ended April 30, 2016, amounted to $120,850,257 and $2,072,696, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk and interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at April 30, 2016 are set forth in the Statement of Financial Futures.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in values of equities, interest rates or as a substitute for an investment. The fund is subject to market risk and interest rate risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended April 30, 2016:

26

			Options Terminated
	Number of	Premiums		Net Realized
Options Written:	Contracts	Received ($)	Cost ($)	(Loss) ($)
Contracts outstanding
October 31, 2015	4,800	1,356,261
Contracts written	15,140	3,936,067
Contracts terminated:
Contracts closed	14,050	3,875,008	4,474,247	(599,239)
Contracts outstanding
April 30, 2016	5,890	1,417,320

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at April 30, 2016:

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases:
Bank of America
Norwegian Krone,
Expiring
6/15/2016	83,929,120	9,795,648	10,421,233	625,585

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases: (continued)
Bank of America (continued)
Swiss Franc,
Expiring
6/15/2016	29,563,824	30,106,135	30,884,733	778,598
Bank of Montreal
Canadian Dollar,
Expiring
6/15/2016	49,071,000	37,190,919	39,109,924	1,919,005
Citigroup
Australian Dollar,
Expiring
6/15/2016	50,367,891	38,201,125	38,220,332	19,207
British Pound,
Expiring
6/15/2016	7,849,000	11,090,833	11,470,205	379,372
Canadian Dollar,
Expiring
6/15/2016	14,201,080	10,846,876	11,318,358	471,482
Euro,
Expiring
6/15/2016	8,202,900	9,178,036	9,406,689	228,653
Japanese Yen,
Expiring
6/15/2016	1,829,192,476	16,238,429	17,214,450	976,021
Swedish Krona,
Expiring
6/15/2016	26,011,500	3,142,890	3,244,801	101,911
Swiss Franc,
Expiring
6/15/2016	26,515,178	26,879,579	27,699,874	820,295
Credit Agricole
Australian Dollar,
Expiring
6/15/2016	8,246,477	6,147,748	6,257,619	109,871
New Zealand Dollar,
Expiring
6/15/2016	113,497,519	76,749,860	79,046,037	2,296,177
Credit Suisse International
Euro,
Expiring
6/15/2016	10,937,200	12,233,587	12,542,252	308,665

28

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases: (continued)
Credit Suisse International (continued)
Japanese Yen,
Expiring
6/15/2016	1,092,563,602	9,692,507	10,282,068	589,561
Swedish Krona,
Expiring
6/15/2016	34,682,000	4,190,469	4,326,402	135,933
Goldman Sachs International
Japanese Yen,
Expiring
6/15/2016	1,232,635,878	10,979,549	11,600,282	620,733
Norwegian Krone,
Expiring
6/15/2016	55,300,385	6,447,445	6,866,487	419,042
Swiss Franc,
Expiring
6/15/2016	17,076,247	17,302,885	17,839,212	536,327
HSBC
Australian Dollar,
Expiring
6/15/2016	18,300,492	13,747,854	13,886,841	138,987
Canadian Dollar,
Expiring
6/15/2016	31,373,890	24,311,974	25,005,206	693,232
Japanese Yen,
Expiring
6/15/2016	5,878,211,863	52,002,074	55,319,593	3,317,519
Norwegian Krone,
Expiring
6/15/2016	36,674,220	4,448,596	4,553,731	105,135
Swiss Franc,
Expiring
6/15/2016	30,403,720	31,313,577	31,762,156	448,579
Royal Bank of Canada
Australian Dollar,
Expiring
6/15/2016	13,237,190	10,126,755	10,044,689	(82,066)
Canadian Dollar,
Expiring
6/15/2016	55,248,870	42,959,625	44,033,729	1,074,104
Japanese Yen,
Expiring
6/15/2016	917,006,336	8,140,230	8,629,906	489,676

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases: (continued)
Royal Bank of Canada (continued)
Norwegian Krone,
Expiring
6/15/2016	74,459,780	9,016,520	9,245,453	228,933
Swiss Franc,
Expiring
6/15/2016	70,122,710	72,154,559	73,255,787	1,101,228
Societe Generale
Norwegian Krone,
Expiring
6/15/2016	123,467,671	14,396,296	15,330,620	934,324
UBS
Australian Dollar,
Expiring
6/15/2016	3,534,204	2,632,523	2,681,837	49,314
Euro,
Expiring
6/15/2016	8,202,900	9,176,174	9,406,689	230,515
Japanese Yen,
Expiring
6/15/2016	3,888,535,440	36,087,918	36,594,836	506,918
Swedish Krona,
Expiring
6/15/2016	26,011,500	3,145,232	3,244,801	99,569
WestPac
Australian Dollar,
Expiring
6/15/2016	21,299,472	15,820,609	16,162,537	341,928
Canadian Dollar,
Expiring
6/15/2016	4,724,160	3,557,170	3,765,188	208,018
Japanese Yen,
Expiring
6/15/2016	446,061,000	3,938,085	4,197,861	259,776
New Zealand Dollar,
Expiring
6/15/2016	82,187,858	55,472,283	57,240,233	1,767,950
Swiss Franc,
Expiring
6/15/2016	13,792,380	14,035,703	14,408,622	372,919

30

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales:
Bank of America
Japanese Yen,
Expiring
6/15/2016	3,779,083,000	33,972,950	35,564,784	(1,591,834)
Bank of Montreal
Canadian Dollar,
Expiring
6/15/2016	1,854,212	1,390,209	1,477,820	(87,611)
Euro,
Expiring
6/15/2016	58,550,709	64,443,838	67,143,119	(2,699,281)
Japanese Yen,
Expiring
6/15/2016	4,647,965,000	41,025,875	43,741,794	(2,715,919)
Swedish Krona,
Expiring
6/15/2016	151,880,000	18,249,105	18,946,252	(697,147)
BNP Paribas
British Pound,
Expiring
6/15/2016	67,168,616	95,416,444	98,157,445	(2,741,001)
Canadian Dollar,
Expiring
6/15/2016	1,854,212	1,393,642	1,477,820	(84,178)
Swedish Krona,
Expiring
6/15/2016	34,676,332	4,109,690	4,325,695	(216,005)
Citigroup
British Pound,
Expiring
6/15/2016	2,084,460	2,984,924	3,046,144	(61,220)
Canadian Dollar,
Expiring
6/15/2016	3,443,700	2,593,324	2,744,653	(151,329)
Euro,
Expiring
6/15/2016	10,458,400	11,738,121	11,993,187	(255,066)
Japanese Yen,
Expiring
6/15/2016	6,310,640,400	57,718,937	59,389,159	(1,670,222)
New Zealand Dollar,
Expiring
6/15/2016	30,162,840	20,346,007	21,007,093	(661,086)

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
Citigroup (continued)
Norwegian Krone,
Expiring
6/15/2016	75,931,000	9,130,097	9,428,130	(298,033)
Swedish Krona,
Expiring
6/15/2016	16,495,710	1,983,551	2,057,755	(74,204)
Credit Agricole
Euro,
Expiring
6/15/2016	20,060,266	22,160,275	23,004,142	(843,867)
Credit Suisse International
British Pound,
Expiring
6/15/2016	26,878,644	38,278,952	39,279,342	(1,000,390)
Canadian Dollar,
Expiring
6/15/2016	4,591,600	3,460,801	3,659,537	(198,736)
Euro,
Expiring
6/15/2016	12,137,600	13,766,672	13,918,812	(152,140)
Japanese Yen,
Expiring
6/15/2016	3,790,974,400	34,473,440	35,676,693	(1,203,253)
New Zealand Dollar,
Expiring
6/15/2016	6,182,800	4,122,846	4,306,049	(183,203)
Goldman Sachs International
Euro,
Expiring
6/15/2016	50,802,023	55,956,142	58,257,301	(2,301,159)
Swiss Franc,
Expiring
6/15/2016	145,526	150,887	152,028	(1,141)
HSBC
British Pound,
Expiring
6/15/2016	28,059,056	39,912,577	41,004,347	(1,091,770)
Canadian Dollar,
Expiring
6/15/2016	927,107	694,941	738,911	(43,970)

32

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
HSBC (continued)
Euro,
Expiring
6/15/2016	19,505,310	22,001,404	22,367,745	(366,341)
New Zealand Dollar,
Expiring
6/15/2016	13,169,780	8,763,171	9,172,173	(409,002)
Swedish Krona,
Expiring
6/15/2016	132,783,860	16,213,205	16,564,106	(350,901)
Royal Bank of Canada
British Pound,
Expiring
6/15/2016	38,211,660	54,619,405	55,840,944	(1,221,539)
Canadian Dollar,
Expiring
6/15/2016	18,542,122	13,845,878	14,778,199	(932,321)
Euro,
Expiring
6/15/2016	76,856,469	85,800,392	88,135,279	(2,334,887)
Swedish Krona,
Expiring
6/15/2016	210,583,010	25,852,283	26,269,151	(416,868)
UBS
Canadian Dollar,
Expiring
6/15/2016	3,443,700	2,594,205	2,744,653	(150,448)
Euro,
Expiring
6/15/2016	62,583,232	69,075,929	71,767,421	(2,691,492)
Japanese Yen,
Expiring
6/15/2016	745,804,200	6,644,166	7,018,731	(374,565)
New Zealand Dollar,
Expiring
6/15/2016	19,726,100	13,588,972	13,738,362	(149,390)
Norwegian Krone,
Expiring
6/15/2016	96,781,000	11,918,843	12,017,014	(98,171)
Swedish Krona,
Expiring
6/15/2016	71,606,000	8,914,979	8,932,482	(17,503)

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
WestPac
Australian Dollar,
Expiring
6/15/2016	9,573,000	7,214,289	7,264,216	(49,927)
British Pound,
Expiring
6/15/2016	4,168,920	5,976,497	6,092,288	(115,791)
New Zealand Dollar,
Expiring
6/15/2016	14,949,480	9,954,051	10,411,656	(457,605)
Swedish Krona,
Expiring
6/15/2016	51,663,292	6,183,940	6,444,731	(260,791)
Gross Unrealized Appreciation				23,705,062
Gross Unrealized Depreciation				(31,503,373)

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

34

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open total return swaps entered into by the fund at April 30, 2016:

OTC Total Return Swaps

Pay/ Receive	Notional Amount ($)	Reference Entity	Counterparty	Expiration	Unrealized Appreciation ($)
Receive	30,446,565	TRS SPDR Barclays High Yield Bond ETF	Citigroup	12/16/2016	653,493
Receive	44,944,613	TRS SPDR Barclays High Yield Bond ETF	Citigroup	12/16/2016	983,282

Gross Unrealized Appreciation					1,636,775

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2016 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Equity risk	20,581,463	[1,3]	Equity risk	(4,357,156)	[1,4]
Foreign exchange risk	23,705,062	[5]	Foreign exchange risk	(31,503,373)	[5]
Interest rate risk	99,783,350	[1,2,3]
Gross fair value of derivative contracts	144,069,875			(35,860,529)

Statement of Assets and Liabilities location:

[1]Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of Financial Futures, but only the unpaid variation margin is reported in the Statement of
Assets and Liabilities.

[2]Unrealized appreciation (depreciation) on swap agreements.
[3]Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[4]Outstanding options written, at value.
[5]Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2016 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Financial Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Swaps Transactions	[4]	Total
Interest rate	(9,584,866)		26,729,309		-		-		17,144,443
Equity	(36,919,332)		(13,127,714)		-		(466,656)		(50,513,702)
Foreign Exchange	-		-		27,695,899		-		27,695,899
Total	(46,504,198)		13,601,595		27,695,899		(466,656)		(5,673,360)

36

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Financial Futures	[5]	Options Transactions	[6]	Forward Contracts	[7]	Swaps Transactions	[8]	Total
Interest rate	15,571,630		(3,352,582)		-		-		12,219,048
Equity	(33,220,665)		9,000,300		-		1,325,597		(22,894,768)
Foreign Exchange	-		-		(12,010,117)		-		(12,010,117)
Total	(17,649,035)		5,647,718		(12,010,117)		1,325,597		(22,685,837)
Statement of Operations location:

[1]Net realized gain (loss) on financial futures.
[2]Net realized gain (loss) on options transactions.
[3]Net realized gain (loss) on forward foreign currency exchange contracts.
[4]Net realized gain (loss) on swaps transactions.
[5]Net unrealized appreciation (depreciation) on financial futures.
[6]Net unrealized appreciation (depreciation) on options transactions.
[7]Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[8]Net unrealized appreciation (depreciation) on swap transactions.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2016, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Financial futures	20,302,221	(3,343,139)
Options	98,425,817	(1,014,017)
Forward contracts	23,705,062	(31,503,373)
Swaps	1,636,775	-
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	144,069,875	(35,860,529)
Derivatives not subject to
Master Agreements	(118,090,368)	6,080,861
Total gross amount of assets
and liabilities subject to
Master Agreements	25,979,507	(29,779,668)

37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2016:†

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	[2]	Assets ($)
Bank of America	1,404,183		(1,404,183)	-		-
Bank of Montreal	1,919,005		(1,919,005)	-		-
Citigroup	4,633,716		(3,171,160)	-		1,462,556
Credit Agricole	2,406,048		(843,867)	-		1,562,181
Goldman Sachs International	2,283,802		(2,283,802)	-		-
HSBC	4,703,452		(2,261,984)	-		2,441,468
Morgan Stanley Capital Services	964,129		(374,247)	-		589,882
Royal Bank of Canada	2,893,941		(2,893,941)	-		-
Societe Generale	934,324		-	-		934,324
UBS	886,316		(886,316)	-		-
WestPac	2,950,591		(884,114)	-		2,066,477
Total	25,979,507		(16,922,619)	-		9,056,888

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	[2]	Liabilities ($)
Bank of America	(1,591,834)		1,404,183	-		(187,651)
Bank of Montreal	(6,199,958)		1,919,005	-		(4,280,953)
BNP Paribas	(3,041,184)		-	-		(3,041,184)
Citigroup	(3,171,160)		3,171,160	-		-
Credit Agricole	(843,867)		843,867	-		-
Goldman Sachs International	(2,942,070)		2,283,802	80,000		(578,268)
HSBC	(2,261,984)		2,261,984	-		-
Morgan Stanley Capital Services	(374,247)		374,247	-		-
Royal Bank of Canada	(4,987,681)		2,893,941	-		(2,093,740)
UBS	(3,481,569)		886,316	1,800,000		(795,253)
WestPac	(884,114)		884,114	-		-
Total	(29,779,668)		16,922,619	1,880,000		(10,977,049)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
† See Statement of Investments for detailed information regarding collateral held for open financial futures contracts.

38

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2016:

Average Market Value ($)
Equity financial futures	1,051,549,441
Equity options contracts	6,604,676
Interest rate financial futures	1,086,989,342
Interest rate options contracts	73,727,975
Forward contracts	844,077,654

The following summarizes the average notional value of swap agreements outstanding during the period ended April 30, 2016:

Average Notional Value ($)
Equity total return swap agreements	59,958,436

At April 30, 2016, accumulated net unrealized appreciation on investments was $7,274,382, consisting of $7,507,947 gross unrealized appreciation and $233,565 gross unrealized depreciation.

At April 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Pending Legal Matters:

The fund and dozens of other entities and individuals have been named as defendants in an adversary proceeding pending in the United States Bankruptcy Court for the Southern District of New York (Weisfelner, as Trustee of the LB Creditor Trust v. Fund 1, et al., Adv. Pro. No. 10-04609). The complaint alleges that payments made to shareholders of Lyondell Chemical Company (“Lyondell”) in connection with the acquisition of Lyondell by Basell AF S.C.A. in a cash-out merger on December 20, 2007 constitute constructive and/or intentional “fraudulent transfers” under applicable state law, and seeks to recover from the former Lyondell shareholders the payments received for the shares.

On April 9, 2014, plaintiff filed a Third Amended Complaint continuing to assert constructive and intentional fraudulent transfer claims under applicable state law. On November 18, 2015, the Court granted defendants’ motion to dismiss the intentional fraudulent transfer claim, and denied the motion to dismiss the constructive fraudulent transfer claim. On March 29, 2016, the Second Circuit determined—in In Re Tribune Co., an unrelated case that presented similar facts and claims to those asserted in Fund I—that constructive fraud claims brought by

39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

creditors against Chapter 11 debtors’ former shareholders are preempted by federal law. On May 4, 2016, defendants moved to dismiss the remaining constructive fraud claim on the basis of the Tribune decision or, alternatively, to stay proceedings while appeal from the Tribune decision remains pending.1

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcome of the pending litigation. Consequently, at this time, management is unable to estimate the possible loss that may result.

1 A second adversary proceeding brought in connection with the Lyondell bankruptcy alleges identical facts as those asserted in Fund I but asserts a single claim for intentional fraudulent transfer. (Weisfelner, as Trustee of the LB Litigation Trust v. Hofman, Adv. Pro. No. 10-05525). Although this separate lawsuit does not specifically name the fund as a defendant, the claim is brought against a putative class consisting of all former Lyondell shareholders who received merger consideration. The Court dismissed the claim on November 18, 2015, and plaintiff’s appeal remains pending.

40

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on February 17-18, 2016, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Mellon Capital Management Corporation (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

41

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods, ranking highest in the Performance Group in four of the five periods and ranking in the first quartile of the Performance Universe in all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median and that the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar

42

Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also noted the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business

43

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

• The Board was satisfied with the fund’s relative performance.

• The Board concluded that the fees paid to Dreyfus and the Subadviser were reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of the fund and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreements.

44

NOTES

45

For More Information

Dynamic Total Return Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Mellon Capital Management
Corporation
50 Fremont Street, Suite 3900
San Francisco, CA 94105

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: AVGAX Class C: AVGCX Class I: AVGRX Class Y: AVGYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6140SA0416

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

             Bradley J. Skapyak

            President

Date:    June 22, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 22, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)